United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
 (Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Alabama Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%1,2
		Alabama--100.3%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments), 2.00% TOBs (Park Towne Villas Ltd.)/(FHLB of Atlanta LOC), Mandatory Tender 9/1/2009	$3,215,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/ (FNMA LOC), 0.500%, 8/6/2009	6,080,000
3,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/ (Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	3,400,000
11,485,000	3,4	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.470%, 8/6/2009	11,485,000
850,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 0.630%, 8/6/2009	850,000
9,090,000		Alabama State, (Series 2007-A), 5.00% Bonds (FSA INS), 8/1/2009	9,090,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.780%, 8/6/2009	1,585,000
660,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 0.780%, 8/6/2009	660,000
700,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	700,000
295,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	295,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.670%, 8/6/2009	2,880,000
620,000		Auburn, AL, (Series 2009), 2.00% Bonds, 5/1/2010	623,536
2,140,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	2,140,000
1,300,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 8/27/2009	1,300,000
1,515,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.780%, 8/6/2009	1,515,000
1,158,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/6/2009	1,158,000
10,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 1.850%, 8/5/2009	10,000,000
11,600,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.390%, 8/7/2009	11,600,000
5,935,000		Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	5,935,000
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.780%, 8/6/2009	7,400,000
1,150,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.450%, 8/6/2009	1,150,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.780%, 8/6/2009	6,000,000
8,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.600%, 8/5/2009	8,500,000
2,290,000		Decatur, AL, (Series 2009B), 1.50% Bonds, 6/1/2010	2,298,498
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	3,725,000
1,070,000		Enterprise, AL, (Series 2009), 3.00% Bonds, 2/1/2010	1,080,627
2,620,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 3.510%, 8/6/2009	2,620,000
3,750,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.520%, 8/5/2009	3,750,000
1,125,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 2.690%, 8/7/2009	1,125,000
940,000		Lee County, AL, (Series 2009), 2.50% Bonds (Lee County, AL Board of Education)/(Assured Guaranty Corp. INS), 2/1/2010	945,858
7,000,000		Mobile, AL IDB, Barry Plant Project (First Series 2009), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	7,000,000
1,700,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.370%, 8/3/2009	1,700,000
9,000,000		Mobile, AL IDB, PCR (Series 2008), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	9,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	4,175,000
4,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	4,000,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	4,350,000
855,000		Phenix City, AL, (Series 2009-A), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	861,816
95,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 4.000%, 8/5/2009	95,000
10,000,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 4.000%, 8/6/2009	10,000,000
7,735,000		Shelby County, AL Board of Education, (Series 2009), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	7,819,726
975,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 3.450%, 8/5/2009	975,000
10,500,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.350%, 8/3/2009	10,500,000
1,425,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 0.550%, 8/6/2009	1,425,000
1,170,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 4.290%, 8/6/2009	1,170,000
13,335,000	3,4	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	13,335,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 0.600%, 8/5/2009	6,600,000
7,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	7,000,000
1,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 8/5/2009	1,600,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.480%, 8/6/2009	3,000,000
10,045,000	3,4	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.310%, 8/6/2009	10,045,000
805,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/7/2009	805,000
		TOTAL MUNICIPAL INVESTMENTS – 100.3% (AT AMORTIZED COST)5

224,563,061

OTHER ASSETS AND LIABILITIES – NET – (0.3)%6

(704,689)

TOTAL NET ASSETS – 100%

$
223,858,372

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.7% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $34,865,000, which represented 15.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $34,865,000, which represented 15.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$--	$224,563,061	$--	$224,563,061

The following acronyms are used throughout this portfolio:

COL	--Collateralized
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Securities Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Arizona Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--98.9%1,2
		Arizona--98.9%
$1,700,000		Apache County, AZ, IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.420%, 8/5/2009	$1,700,000
3,500,000		Arizona Board of Regents (Series 2008A), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.240%, 8/5/2009	3,500,000
1,585,000		Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	1,585,000
7,221,000		Flagstaff, AZ, IDA (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	7,221,000
975,000		Maricopa County, AZ, IDA MFH (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.380%, 8/6/2009	975,000
2,275,000		Maricopa County, AZ, IDA MFH (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.410%, 8/6/2009	2,275,000
3,500,000		Maricopa County, AZ, IDA MFH (Series 2008: Village at Sun Valley Apartments), Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.580%, 8/6/2009	3,500,000
3,000,000		Maricopa County, AZ, IDA Solid Waste Disposal (Series 2009), Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.650%, 8/6/2009	3,000,000
5,610,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.600%, 8/6/2009	5,610,000
3,000,000	3,4	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33), Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 8/6/2009	3,000,000
1,550,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 8/6/2009	1,550,000
3,165,000		Phoenix, AZ, IDA (Series 2008), Weekly VRDNs (Southwestern College of Phoenix)/ (Comerica Bank LOC), 0.480%, 8/6/2009	3,165,000
2,460,000		Pima County, AZ, 4.00% Bonds, 7/1/2010	2,539,636
2,100,000		Pinal County, AZ ,IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	2,100,000
6,750,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.710%, 8/6/2009	6,750,000
2,000,000		Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.550%, 8/6/2009	2,000,000
1,175,000		Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.690%, 8/6/2009	1,175,000
5,990,000		Pinal County, AZ, IDA (Series 2007), Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/ (SunTrust Bank LOC), 2.050%, 8/5/2009	5,990,000
1,500,000	3,4	Salt River Project, AZ Agricultural Improvement & Power District ROCs (RR-II-R-12276), Weekly VRDNs (Citibank N.A., New York LIQ), 0.390%, 8/6/2009	1,500,000
3,000,000		Scottsdale, AZ, IDA (Series 2006C), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank N.A., New York LIQ), 0.520%, 8/5/2009	3,000,000
3,351,500	3,4	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523), Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ), 0.320%, 8/6/2009	3,351,500
3,200,000		Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/6/2009	3,200,000
3,725,000		Tempe, AZ School District No. 213, 3.25% Bonds, 7/1/2010	3,815,960
4,000,000		Yavapai County, AZ IDA Hospital Facilities (Series 2008B), Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria S.A. LOC), 0.310%, 8/6/2009	4,000,000
1,750,000		Yavapai County, AZ IDA Solid Waste Disposal (Series 2008A), Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/6/2009	1,750,000
		TOTAL MUNICIPAL INVESTMENTS---98.9% (AT AMORTIZED COST)5	78,253,096
		OTHER ASSETS AND LIABILITIES---NET—1.1%6	874,991
		TOTAL NET ASSETS---100%	$79,128,087

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $7,851,500, which represented 9.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $7,851,500, which represented 9.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$78,253,096	$---	$78,253,096
TOTAL SECURITIES	$---	$78,253,096	$---	$78,253,096

The following acronyms are used throughout this portfolio:

FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

California Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1%1,2
		California--98.4%
$8,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.290%, 8/5/2009	$8,105,000
2,825,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.340%, 8/6/2009	2,825,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.280%, 8/6/2009	5,000,000
1,210,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/6/2009	1,210,000
85,125,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.500%, 8/3/2009	85,125,000
8,655,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.290%, 8/5/2009	8,655,000
10,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	10,000,000
9,075,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.340%, 8/6/2009	9,075,000
1,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.250%, 8/6/2009	1,200,000
6,000,000		Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,094,987
21,200,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.700%, 8/6/2009	21,200,000
3,240,000		Bay Area Toll Authority, CA, (Series 2004C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 8/6/2009	3,240,000
44,000,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.800%, 8/6/2009	44,000,000
3,000,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.230%, 8/6/2009	3,000,000
10,000,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.870%, 8/6/2009	10,000,000
8,800,000		Bay Area Toll Authority, CA, (Series 2007E-3) Weekly VRDNs (Bank of America N.A. and CALPERS (California Public Employees Retirement System) LIQs), 0.270%, 8/6/2009	8,800,000
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,020,856
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.250%, 8/6/2009	12,000,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.410%, 8/6/2009	8,000,000
5,050,000		California Health Facilities Financing Authority, (Series 2008C) Weekly VRDNs (Scripps Health)/(Union Bank, N.A. LOC), 0.230%, 8/5/2009	5,050,000
15,000,000		California Health Facilities Financing Authority, (Series2008 A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
4,190,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.660%, 8/6/2009	4,190,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.350%, 8/6/2009	6,250,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.660%, 8/6/2009	4,000,000
35,000,000		California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(City National Bank LOC), 0.750%, 8/6/2009	35,000,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.660%, 8/6/2009	3,010,000
34,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.450%, 8/3/2009	34,225,000
9,000,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-2), 0.500% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
10,165,000	3,4	California Infrastructure & Economic Development Bank, Wells Fargo Stage Trust (Series 2008-41C) Weekly VRDNs (California Independent System Operator Corp.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.260%, 8/6/2009	10,165,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.250%, 8/6/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.350%, 8/6/2009	2,750,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.360%, 8/6/2009	5,485,000
4,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.250%, 8/6/2009	4,000,000
7,600,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 8/6/2009	7,600,000
57,550,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.700%, 8/6/2009	57,550,000
4,111,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/9/2009	4,111,000
19,200,000		California State University Institute, (Series A), 0.35% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/3/2009	19,200,000
6,200,000		California State University Institute, (Series A), 0.37% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 9/3/2009	6,200,000
8,000,000		California State, (Series 2003C-1) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.300%, 8/6/2009	8,000,000
7,600,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.290%, 8/6/2009	7,600,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.340%, 8/6/2009	7,395,000
3,750,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.290%, 8/6/2009	3,750,000
17,070,000		California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/5/2009	17,070,000
48,000,000	3,4	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.350%, 8/6/2009	48,000,000
12,330,000	3,4	California State, EAGLES (Series 2006-0098) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 1.060%, 8/6/2009	12,330,000
460,000	3,4	California State, ROCs (Series 12119) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.610%, 8/6/2009	460,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.330%, 8/6/2009	3,635,000
1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.370%, 8/6/2009	1,900,000
4,990,000		California Statewide Communities Development Authority, (Series 2004) Daily VRDNs (North Peninsula Jewish Campus)/(Bank of America N.A. LOC), 0.320%, 8/3/2009	4,990,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.400% CP (Kaiser Permanente), Mandatory Tender 11/23/2009	26,000,000
2,300,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 0.230%, 8/5/2009	2,300,000
5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.360%, 8/6/2009	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.500%, 8/6/2009	23,910,000
9,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.350%, 8/6/2009	9,230,000
9,715,000	3,4	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.310%, 8/5/2009	9,715,000
24,035,000	3,4	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ) /(JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/6/2009	24,035,000
30,120,000	3,4	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 0.700% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 12/17/2009	30,120,000
9,995,000	3,4	Chula Vista, CA, Wells Fargo State Trust (Series 2009-28C), 0.65% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/10/2009	9,995,000
23,135,000	3,4	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 8/6/2009	23,135,000
11,440,000	3,4	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 8/6/2009	11,440,000
15,235,000	3,4	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.330%, 8/6/2009	15,235,000
12,405,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.300%, 8/5/2009	12,405,000
47,000,000	3,4	Golden State Tobacco Securitization Corp., CA, EAGLES (Series 2006-117) Weekly VRDNs (GTD by Citibank NA, New York)/(FSA INS)/(Citibank NA, New York LIQ), 0.560%, 8/6/2009	47,000,000
16,560,000	3,4	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.340%, 8/6/2009	16,560,000
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.000%, 8/6/2009	48,970,000
22,585,000	3,4	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 8/6/2009	22,585,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.340%, 8/6/2009	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.360%, 8/6/2009	5,410,000
10,000,000	3,4	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 0.550%, 8/5/2009	10,000,000
10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	10,060,633
11,250,000	3,4	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 8/6/2009	11,250,000
4,785,000	3,4	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	4,785,000
14,000,000	3,4	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 8/6/2009	14,000,000
7,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), 0.475% CP, Mandatory Tender 8/3/2009	7,000,000
8,430,000	3,4	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.270%, 8/6/2009	8,430,000
14,000,000	3,4	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.360%, 8/6/2009	14,000,000
11,815,000	3,4	Los Angeles, CA Unified School District, (PT-4428), 0.65% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/10/2009	11,815,000
25,000,000		Los Angeles, CA Wastewater System, 0.60% CP, Mandatory Tender 8/3/2009	25,000,000
6,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.250%, 8/6/2009	6,065,000
7,930,000	3,4	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 8/6/2009	7,930,000
4,950,000	3,4	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 8/6/2009	4,950,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.46% TOBs 6/1/2010	10,000,000
8,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-2), 0.46% TOBs 6/1/2010	8,000,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.640%, 8/5/2009	9,480,000
12,500,000		Napa Valley, CA Unified School District, 2.00% TRANs, 6/30/2010	12,668,125
17,800,000	3,4	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.390%, 8/6/2009	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.280%, 8/6/2009	3,750,000
10,515,000	3,4	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.310%, 8/6/2009	10,515,000
10,125,000	3,4	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.360%, 8/6/2009	10,125,000
19,845,000	3,4	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.350%, 8/6/2009	6,380,000
17,285,000	3,4	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	17,285,000
12,275,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 0.400%, 8/6/2009	12,275,000
6,105,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 0.400%, 8/6/2009	6,105,000
21,260,000	3,4	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 1/14/2010	21,260,000
14,200,000	3,4	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.360%, 8/6/2009	14,200,000
21,755,000	3,4	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.330%, 8/6/2009	21,755,000
17,100,000		Regents of University of California, (Series A), 0.330% CP, Mandatory Tender 9/15/2009	17,100,000
520,000	3,4	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 8/6/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.280%, 8/6/2009	4,000,000
59,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.350% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 12/9/2009	59,188,000
8,855,000	3,4	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.370%, 8/6/2009	8,855,000
6,000,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.330%, 8/5/2009	6,000,000
7,285,000	3,4	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.380%, 8/6/2009	7,285,000
8,500,000		San Diego County, CA Water Authority, (Series 3), 0.750% CP, Mandatory Tender 8/6/2009	8,500,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.900% CP, Mandatory Tender 9/2/2009	20,000,000
11,000,000		San Diego County, CA Water Authority, (Series 3), 1.200% CP, Mandatory Tender 8/20/2009	11,000,000
38,965,000		San Diego County, CA Water Authority, (Series 3), 1.300% CP, Mandatory Tender 8/11/2009	38,965,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.450% CP, Mandatory Tender 8/27/2009	20,000,000
22,750,000		San Diego County, CA Water Authority, (Series 3), 1.500% CP, Mandatory Tender 8/13/2009	22,750,000
5,360,000	3,4	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.660%, 8/6/2009	5,360,000
6,850,000	3,4	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	6,850,000
9,840,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.250%, 8/6/2009	9,840,000
16,830,000	3,4	San Diego, CA Community College District, ROCs (Series 12233) Weekly VRDNs (San Diego County, CA)/(FSA INS)/(Citibank NA, New York LIQ), 0.460%, 8/6/2009	16,830,000
35,415,000	3,4	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.480%, 8/6/2009	35,415,000
20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.350% CP (BNP Paribas SA LOC), Mandatory Tender 11/2/2009	20,000,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.400% CP (BNP Paribas SA LOC), Mandatory Tender 10/1/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.400% CP (BNP Paribas SA LOC), Mandatory Tender 10/1/2009	5,000,000
2,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.700% CP (BNP Paribas SA LOC), Mandatory Tender 8/5/2009	2,500,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.750% CP (BNP Paribas SA LOC), Mandatory Tender 9/22/2009	5,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), 0.300% CP (Bank of America N.A. LOC), Mandatory Tender 8/20/2009	5,000,000
6,100,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.370%, 8/6/2009	6,100,000
21,925,000	3,4	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.330%, 8/6/2009	21,925,000
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,104,844
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,157,864
25,950,000	3,4	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	25,950,000
22,580,000	3,4	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 0.310%, 8/6/2009	22,580,000
3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	3,801,689
5,860,000	3,4	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.370%, 8/6/2009	2,000,000
3,100,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	3,100,000
9,210,000	3,4	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	9,210,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,457,641
4,560,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/5/2009	4,560,000
42,000,000		Ventura County, CA, 2.500% TRANs, 7/1/2010	42,806,977
5,300,000	3,4	Victor Valley, CA Community College District, (Stage Trust 2009-34C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	5,300,000
6,045,000	3,4	Victor Valley, CA Community College District, (Stage Trust 2009-35Z) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	6,045,000
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.500% TOBs, Mandatory Tender 6/8/2010	25,179,657
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.330%, 8/5/2009	4,925,000
17,520,000	3,4	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 0.560%, 8/6/2009	17,520,000
		TOTAL	1,901,282,273
		Puerto Rico--1.7%
10,500,000	3,4	Puerto Rico Electric Power Authority, ROCs (Series 11002) Weekly VRDNs (FSA INS) /(Citibank NA, New York LIQ), 1.010%, 8/6/2009	10,500,000
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.600%, 8/5/2009	10,800,000
11,165,000	3,4	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	11,165,000
		TOTAL	32,465,000
		TOTAL MUNICIPAL INVESTMENTS – 100.1% (AT AMORTIZED COST)5	1,933,747,273
		OTHER ASSETS AND LIABILITIES – NET – (0.1)%6	(1,127,356)
		TOTAL NET ASSETS – 100%	$1,932,619,917

On July 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $717,890,000, which represented 37.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $717,890,000, which represented 37.1% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$1,933,747,273	$---	$1,933,747,273

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Connecticut Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--103.6%1,2
		Connecticut--90.6%
$3,175,000		Beacon Falls, CT, 1.15% BANs, 7/22/2010	$3,182,648
5,000,000		Bethel, CT, 0.75% BANs, 11/30/2009	5,004,500
3,200,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.680%, 8/5/2009	3,200,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.340%, 8/5/2009	4,100,000
1,500,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/12/2009	1,500,000
1,385,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 0.660%, 8/6/2009	1,385,000
1,910,000		Connecticut Health and Educational Facilities Authority, (Series L) Weekly VRDNs (Trinity College)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/6/2009	1,910,000
2,800,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 0.230%, 8/6/2009	2,800,000
3,735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 2.650%, 8/6/2009	3,735,000
1,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 3.750%, 8/5/2009	1,000,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/ (RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,800,000
1,040,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/ (Bank of America N.A. LOC), 0.300%, 8/6/2009	1,040,000
2,155,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	2,155,000
2,585,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/ (Wachovia Bank N.A. LOC), 0.510%, 8/6/2009	2,585,000
4,720,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 2.500%, 8/6/2009	4,720,000
2,730,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 0.320%, 8/5/2009	2,730,000
4,815,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 0.300%, 8/6/2009	4,815,000
1,365,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.300%, 8/6/2009	1,365,000
180,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 8/6/2009	180,000
2,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	2,500,000
3,200,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	3,200,000
7,720,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.420%, 8/5/2009	7,720,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.370%, 8/5/2009	1,800,000
1,670,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.280%, 8/6/2009	1,670,000
2,700,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.340%, 8/3/2009	2,700,000
8,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.650%, 8/5/2009	8,000,000
6,005,000	3,4	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.290%, 8/6/2009	6,005,000
3,925,000		Easton, CT, 3.25% BANs, 11/6/2009	3,935,198
2,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/ (Societe Generale, Paris LIQ), 0.600%, 8/6/2009	2,500,000
2,255,000		Marlborough, CT, 2.50% BANs, 12/9/2009	2,264,917
6,000,000		New Britain, CT, 3.00% BANs, 3/30/2010	6,066,659
5,947,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 8/13/2009	5,947,000
5,000,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 9/10/2009	5,000,000
1,500,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	1,503,557
4,000,000		Regional School District No. 4, CT, 1.50% BANs, 2/2/2010	4,011,980
1,850,000		Scotland, CT, 1.50% BANs, 5/18/2010	1,852,167
6,395,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 0.560%, 8/6/2009	6,395,000
5,000,000		Sherman, CT, 2.50% BANs, 8/27/2009	5,003,154
1,815,000		Stafford, CT, 1.50% BANs, 8/9/2010	1,822,333
1,660,000		Sterling, CT, 1.75% BANs, 1/28/2010	1,666,074
4,825,000		Thomaston, CT, 1.50% BANs, 2/5/2010	4,843,373
3,000,000		Warren, CT, 2.25% BANs, 12/17/2009	3,002,775
5,000,000		Waterbury, CT, 2.50% BANs, 9/2/2009	5,003,250
6,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	6,011,578
		TOTAL	150,631,163
		Puerto Rico--13.0%
5,000,000	3,4	Puerto Rico Electric Power Authority, ROCs (Series 11002) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 1.010%, 8/6/2009	5,000,000
16,600,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.600%, 8/5/2009	16,600,000
		TOTAL	21,600,000
		TOTAL MUNICIPAL INVESTMENTS – 103.6% (AT AMORTIZED COST)5	172,231,163
		OTHER ASSETS AND LIABILITIES – NET – (3.6)%6	(5,923,874)
		TOTAL NET ASSETS – 100%	$166,307,289

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.2% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.1%	0.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $11,005,000, which represented 6.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $11,005,000, which represented 6.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$172,231,163	$---	$172,231,163

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

Federated Tax-Free Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%1,2
		Alabama--5.6%
$2,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.390%, 8/7/2009	$2,200,000
1,850,000		Chelsea Park, AL Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.450%, 8/6/2009	1,850,000
2,960,000		Gulf Shores, AL Medical Clinic Board, (Series 2007), Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	2,960,000
3,500,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 0.410%, 8/6/2009	3,500,000
161,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.350%, 8/3/2009	161,000
		TOTAL	10,671,000
		Florida--2.0%
1,820,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments) /(HSBC Bank USA LOC), 0.340%, 8/5/2009	1,820,000
2,065,000	3,4	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 8/6/2009	2,065,000
		TOTAL	3,885,000
		Georgia--2.5%
2,700,000		Gwinnett County, GA Hospital Authority, (Series B), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	2,700,000
2,200,000		Savannah, GA EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,200,000
		TOTAL	4,900,000
		Illinois--1.5%
2,800,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.380%, 8/3/2009	2,800,000
		Indiana--3.3%
6,345,000		Indiana State Finance Authority, (Series 2009B), Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.370%, 8/6/2009	6,345,000
		Louisiana--2.3%
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	4,500,000
		Maryland--6.6%
800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	800,000
955,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	955,000
1,100,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	1,100,000
3,000,000	3,4	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.510%, 8/6/2009	3,000,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 1.800%, 8/5/2009	1,300,000
800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	800,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.) /(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	100,000
4,600,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	4,600,000
		TOTAL	12,655,000
		Michigan--13.3%
80,000	3,4	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	80,000
9,000,000	3,4	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank N.A., New York LIQ), 0.510%, 8/6/2009	9,000,000
1,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.370%, 8/6/2009	1,000,000
5,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.550%, 8/6/2009	5,500,000
510,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	510,000
4,000,000		Michigan Higher Education Facilities Authority, (Series 2008A), Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	4,000,000
5,500,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village) /(Comerica Bank LOC), 0.400%, 8/3/2009	5,500,000
		TOTAL	25,590,000
		Minnesota--10.8%
9,060,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.350%, 8/6/2009	9,060,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.340%, 8/6/2009	4,100,000
1,000,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.259%, 8/3/2009	1,000,000
3,000,000		St. Cloud, MN, (Series 2008B), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.380%, 8/6/2009	3,000,000
3,600,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.350%, 8/6/2009	3,600,000
		TOTAL	20,760,000
		Mississippi--1.8%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 3.500%, 8/6/2009	3,500,000
		Multi-State--7.0%
1,530,000	3,4	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-75), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.460%, 8/6/2009	1,530,000
12,000,000	3,4	Delaware River Port Authority Revenue, (SGA 89), Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.400%, 8/3/2009	12,000,000
		TOTAL	13,530,000
		New Jersey--0.7%
1,250,000		Englewood Cliffs, NJ, 2.50% BANs, 5/7/2010	1,265,148
		New Mexico--1.5%
2,889,000		Albuquerque, NM Airport, (Series A), 0.75% CP (Bank of New York LOC), Mandatory Tender 1/14/2010	2,889,000
		New York--5.8%
2,500,000		East Ramapo, NY Central School District, 2.25% BANs, 7/7/2010	2,527,642
2,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2), Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.290%, 8/3/2009	2,000,000
6,700,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.450%, 8/5/2009	6,700,000
		TOTAL	11,227,642
		Ohio--10.3%
4,670,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 3.110%, 8/6/2009	4,670,000
1,250,000		Berea, OH, 2.10% BANs, 8/27/2009	1,250,218
2,995,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	2,995,000
5,380,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.600%, 8/6/2009	5,380,000
2,200,000		Perrysburg, OH, 1.50% BANs, 12/17/2009	2,204,106
1,885,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 8/6/2009	1,885,000
1,500,000		Vandalia Butler, OH City School District, (Series 2009-B), 1.50% BANs, 3/1/2010	1,506,512
		TOTAL	19,890,836
		Pennsylvania--17.8%
1,500,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	1,500,000
195,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/7/2009	195,000
5,950,000		Delaware County, PA Authority, (Series 2008), Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.350%, 8/6/2009	5,950,000
4,500,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B), Weekly VRDNs (Bayerische Landesbank LOC), 1.250%, 8/5/2009	4,500,000
1,200,000	3,4	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	1,200,000
3,390,000		Hamburg, PA Area School District VRDNs, 2.000%, 8/1/2009	3,412,480
2,500,000		Lancaster County, PA Hospital Authority, (Series of 2008), Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.390%, 8/3/2009	2,500,000
2,715,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,715,000
1,435,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/3/2009	1,435,000
2,250,000		Philadelphia, PA School District, (Series 2008 A-2), Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	2,250,000
2,500,000		South Fork Municipal Authority, PA, (Series B), Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 8/5/2009	2,500,000
4,000,000		Union County, PA Hospital Authority, (Series 2009A), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	4,000,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	2,000,000
		TOTAL	34,157,480
		Tennessee--1.0%
1,890,000		Rutherford County, TN, 4.00% Bonds, 4/1/2010	1,933,258
		Texas--5.9%
1,000,000	3,4	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.490%, 8/6/2009	1,000,000
3,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	3,003,014
5,750,000		Travis County, TX HFDC, (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 0.280%, 8/6/2009	5,750,000
1,600,000		Travis County, TX HFDC, (Series A), 5.875% Bonds (Ascension Health Credit Group)/(United States Treasury PRF 11/15/2009@101), 11/15/2024	1,630,287
		TOTAL	11,383,301
		TOTAL MUNICIPAL INVESTMENTS---99.7% (AT AMORTIZED COST)5	191,882,665
		OTHER ASSETS AND LIABILITIES—NET—0.3%6	554,738
		TOTAL NET ASSETS---100%	$192,437,403

At July 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $29,875,000, which represented 15.5% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $29,875,000, which represented 15.5% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$191,882,665	$---	$191,882,665

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Florida Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%1,2
		Arizona--0.2%
$1,100,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	$1,100,000
		California--4.1%
23,675,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 34B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/5/2009	23,675,000
		Florida--82.7%
14,500,000		Bay Medical Center, FL Board of Trustees, (Series 2007A) Weekly VRDNs (Bay Medical Center Project)/(Regions Bank, Alabama LOC), 4.000%, 8/5/2009	14,500,000
7,000,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.360%, 8/6/2009	7,000,000
8,730,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A) Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	8,730,000
4,700,000	3,4	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(FSA INS)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	4,700,000
17,305,000	3,4	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.530%, 8/6/2009	17,305,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.460%, 8/6/2009	7,000,000
9,555,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	9,555,000
1,280,000		Collier County, FL HFA, (Series 2005) Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.660%, 8/5/2009	1,280,000
5,400,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 4.000%, 8/6/2009	5,400,000
20,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.400%, 8/5/2009	20,000,000
5,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.080%, 8/6/2009	5,520,000
8,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.700%, 8/5/2009	8,000,000
16,345,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.400%, 8/5/2009	16,345,000
4,730,000		Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.400%, 8/5/2009	4,730,000
24,700,000		Highlands County, FL Health Facilities Authority, (Series 2005H) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.720%, 8/6/2009	24,700,000
8,000,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/ (Citibank NA, New York LOC), 0.520%, 8/5/2009	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 3.150%, 8/6/2009	5,500,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 0.510%, 8/6/2009	2,400,000
3,900,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	3,900,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.730%, 8/6/2009	2,700,000
5,000,000		Lakeland, FL Energy Systems, (Series 2008 B) Daily VRDNs (SunTrust Bank LOC), 0.600%, 8/3/2009	5,000,000
3,900,000	3,4	Lee County, FL Memorial Health System, (Series 2009A) Daily VRDNs (Bank of America N.A. LOC), 0.350%, 8/3/2009	3,900,000
24,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	24,500,000
550,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 5.000%, 8/6/2009	550,000
8,100,000	3,4	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1143) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 8/6/2009	8,100,000
10,000,000	3,4	Miami-Dade County, FL Aviation, AUSTIN Trust (Series 2008-1144) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.560%, 8/6/2009	10,000,000
8,770,000	3,4	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.510%, 8/6/2009	8,770,000
8,400,000	3,4	Miami-Dade County, FL Aviation, EAGLES (Series 2007-0073) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.590%, 8/6/2009	8,400,000
10,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.490%, 8/5/2009	10,735,000
11,880,000	3,4	Miami-Dade County, FL School Board, ROCs (Series 12135) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.610%, 8/6/2009	11,880,000
10,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/5/2009	10,000,000
7,500,000	3,4	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.430%, 8/6/2009	7,500,000
16,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	16,000,000
13,935,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	13,935,000
10,000,000	3,4	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.510%, 8/6/2009	10,000,000
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 0.440%, 8/5/2009	3,620,000
5,600,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Weekly VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.330%, 8/3/2009	5,600,000
4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 1.500%, 8/6/2009	4,000,000
5,000,000		Polk County, FL IDA, (Series 2005A) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	5,000,000
20,000,000		Polk County, FL IDA, (Series 2005B) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	20,000,000
19,305,000	3,4	Polk County, FL Utility System Reserve, (ROCS RR II R-12306) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.610%, 8/6/2009	19,305,000
8,955,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	8,955,000
3,305,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	3,305,000
33,700,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.400%, 8/3/2009	33,700,000
12,000,000		St. Petersburg, FL HFA, (Series 2008) Weekly VRDNs (Florida Blood Services, Inc.)/ (Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	12,000,000
3,460,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 1.720%, 8/5/2009	3,460,000
10,325,000		Tampa, FL, (Series 2007) Weekly VRDNs (Dacco, Inc.)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	10,325,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	10,000,000
4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 3.650%, 8/6/2009	4,775,000
1,500,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 0.550%, 8/5/2009	1,500,000
5,900,000		Washington County, FL, Sales Tax Revenue Bonds (Series 2003A) Weekly VRDNs (SunTrust Bank LOC), 2.250%, 8/6/2009	5,900,000
		TOTAL	477,980,000
		Kentucky--0.4%
2,065,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 3.650%, 8/6/2009	2,065,000
		Missouri--0.7%
3,880,000		St. Charles County, MO Industrial Development Agency, (Series 2006) Weekly VRDNs (Trinity Manufacturing, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.450%, 8/6/2009	3,880,000
		Multi-State--2.2%
6,000,000	3,4	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.50%, 8/6/2009	6,000,000
6,600,000	3,4	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.50%, 8/6/2009	6,600,000
		TOTAL	12,600,000
		New Jersey--3.3%
4,000,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	4,005,015
5,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	5,014,703
3,504,200		South Plainfield, NJ, 2.00% BANs, 7/1/2010	3,527,929
4,950,000		Verona Township, NJ, 2.75% BANs, 12/17/2009	4,959,133
1,540,000		West Windsor Township, NJ, 2.00% BANs, 2/19/2010	1,546,307
		TOTAL	19,053,087
		New York--2.5%
1,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	1,320,939
4,000,000		Cohoes, NY City School District, 2.00% BANs, 6/24/2010	4,019,404
5,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	5,013,352
2,750,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.400%, 8/5/2009	2,750,000
1,500,000	3,4	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.40%, 8/6/2009	1,500,000
		TOTAL	14,603,695
		Pennsylvania--0.6%
3,500,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 1.500%, 8/5/2009	3,500,000
		Tennessee--2.5%
14,560,000		Johnson City, TN Health & Education Facilities Board, (Series 2007A) Weekly VRDNs (Mountain States Health Alliance)/(Regions Bank, Alabama LOC), 3.750%, 8/5/2009	14,560,000
		West Virginia--0.5%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 8/27/2009	3,000,000
		TOTAL MUNICIPAL INVESTMENTS – 99.7% (AT AMORTIZED COST)5	576,016,782
		OTHER ASSETS AND LIABILITIES – NET – 0.3%6	1,893,812
		TOTAL NET ASSETS – 100%	$577,910,594

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.2% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $123,960,000, which represented 21.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $123,960,000, which represented 21.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$576,016,782	$---	$576,016,782

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Georgia Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%1,2
		Georgia--99.9%
$3,620,000		Alpharetta, GA, 1.25% Bonds, 5/1/2010	$3,637,491
4,225,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,225,000
20,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.00% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 9/14/2009	20,000,000
21,360,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.45% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 8/6/2009	21,360,000
10,255,000	3,4	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	10,255,000
22,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 1.40% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 8/6/2009	22,000,000
10,000,000		Atlanta, GA Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/ (FHLB of Atlanta LOC), 0.280%, 8/5/2009	10,000,000
17,550,000	3,4	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 1.160%, 8/6/2009	17,550,000
29,500,000	3,4	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.510%, 8/6/2009	29,500,000
20,000,000		Atlanta, GA, 1.75% TANs, 12/31/2009	20,103,279
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.640%, 8/6/2009	4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	8,400,000
4,885,000	3,4	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	4,885,000
6,200,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.440%, 8/6/2009	6,200,000
12,000,000		Bartow County, GA, (Series 2009), 2.00% TANs, 12/31/2009	12,049,730
2,900,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,900,000
6,500,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 4.000%, 8/6/2009	6,500,000
14,735,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	14,735,000
7,230,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.380%, 8/6/2009	7,230,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	7,970,000
5,410,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	5,410,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	3,300,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	2,000,000
200,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	200,000
2,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 2.150%, 8/6/2009	2,000,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 4.040%, 8/6/2009	10,000,000
2,120,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.410%, 8/6/2009	2,120,000
3,800,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 1.850%, 8/5/2009	3,800,000
35,755,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.940%, 8/6/2009	35,755,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.530%, 8/6/2009	7,500,000
19,100,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	19,100,000
900,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	900,000
650,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	650,000
3,300,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.000%, 8/5/2009	3,300,000
9,160,000		De Kalb Private Hospital Authority, GA, (Series 1995A) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.720%, 8/5/2009	9,160,000
2,700,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,700,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 2.250%, 8/5/2009	1,250,000
700,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 1.950%, 8/5/2009	700,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 1.900%, 8/5/2009	2,725,000
1,400,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.400%, 8/6/2009	1,400,000
3,755,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 2.750%, 8/6/2009	3,755,000
13,000,000		Douglas County, GA, 1.50% TANs, 12/31/2009	13,005,836
1,000,000		Fayette County, GA School District, 3.00% Bonds (GTD by Georgia State), 3/1/2010	1,011,550
6,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 0.600%, 8/6/2009	6,000,000
4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 0.530%, 8/6/2009	4,950,000
6,540,000		Floyd County, GA Development Authority - Environmental Improvement, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.040%, 8/6/2009	6,540,000
7,580,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.300%, 8/3/2009	7,580,000
2,650,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,650,000
990,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	990,000
3,705,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	3,705,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,500,000
4,500,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,500,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,000,000
13,205,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.340%, 8/5/2009	13,205,000
10,000,000		Fulton County, GA Development Authority, (Series 2008A), 1.25% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/2/2009	10,000,000
10,660,000	3,4	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	10,660,000
17,100,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	17,100,000
17,875,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/ (SunTrust Bank LOC), 2.050%, 8/5/2009	17,875,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.500%, 8/15/2009	6,000,000
13,265,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.350%, 8/5/2009	13,265,000
9,245,000	3,4	Fulton County, GA Water & Sewage System, ROCs (Series R-12142) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.610%, 8/6/2009	9,245,000
7,500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	7,500,000
2,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.000%, 8/5/2009	2,000,000
4,750,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 1.000%, 8/5/2009	4,750,000
500,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	500,000
10,795,000	3,4	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/ (FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	10,795,000
4,300,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	4,300,000
800,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/ (SunTrust Bank LOC), 2.250%, 8/5/2009	800,000
1,845,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.850%, 8/5/2009	1,845,000
2,685,000	3,4	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	2,685,000
35,760,000	3,4	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	35,760,000
5,540,000	3,4	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.310%, 8/6/2009	5,540,000
8,855,000	3,4	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.340%, 8/6/2009	8,855,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 0.650%, 8/6/2009	230,000
1,500,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,500,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/ (Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,100,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.720%, 8/5/2009	6,100,000
985,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	985,000
1,800,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 8/5/2009	1,800,000
2,365,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2009	2,387,088
3,800,000		Heard County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.350%, 8/3/2009	3,800,000
180,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 0.650%, 8/6/2009	180,000
2,400,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 2.100%, 8/6/2009	2,400,000
5,600,000		Kennesaw, GA, 2.00% TANs, 12/31/2009	5,617,339
21,710,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.500%, 8/6/2009	21,710,000
8,500,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC), 0.600%, 8/3/2009	8,500,000
5,045,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.530%, 8/6/2009	5,045,000
7,770,000	3,4	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.530%, 8/5/2009	7,770,000
12,970,000	3,4	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 1.420%, 8/6/2009	12,970,000
18,145,000	3,4	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.420%, 8/6/2009	18,145,000
7,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/5/2009	7,000,000
25,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units Non-PPA Project, (Series A), 1.25% BANs, 5/7/2010	25,075,807
21,250,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	21,404,634
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,500,000
4,500,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	4,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/5/2009	4,000,000
16,500,000		Private Colleges & Universities Facilities of GA, (Series 2005C-1) Weekly VRDNs (Emory University), 0.250%, 8/6/2009	16,500,000
8,000,000		Private Colleges & Universities Facilities of GA, (Series 2005C-3) Weekly VRDNs (Emory University), 0.230%, 8/6/2009	8,000,000
19,000,000		Private Colleges & Universities Facilities of GA, 0.67% CP (Emory University), Mandatory Tender 9/2/2009	19,000,000
15,800,000		Putnam County, GA Development Authority, (1st Series) Daily VRDNs (Georgia Power Co.), 0.320%, 8/3/2009	15,800,000
17,100,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.300%, 8/5/2009	17,100,000
32,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.350%, 8/5/2009	32,000,000
2,700,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	2,700,000
8,040,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 0.430%, 8/6/2009	8,040,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.500%, 8/5/2009	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.290%, 8/5/2009	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/ (Key Bank, N.A. LOC), 2.250%, 8/6/2009	7,000,000
4,595,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.)/ (Wachovia Bank N.A. LOC), 0.640%, 8/5/2009	4,595,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wachovia Bank N.A. LOC), 0.570%, 8/6/2009	5,600,000
5,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	5,655,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/ (Deutsche Bank Trust Co. Americas LOC), 0.880%, 8/5/2009	2,000,000
1,400,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	1,400,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,000,000
5,800,000		Valdosta & Lowndes Counties, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	5,800,000
3,600,000		Walker County, GA, 2.20% Bonds, 1/1/2010	3,602,961
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.540%, 8/5/2009	7,500,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.630%, 8/6/2009	1,175,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)5	928,475,715
		OTHER ASSETS AND LIABILITIES – NET—0.1%6	1,091,010
		TOTAL NET ASSETS—100%	$929,566,725

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.2% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.7%	0.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $184,615,000, which represented 19.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $184,615,000, which represented 19.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$928,475,715	$---	$928,475,715

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Maryland Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--99.3%1,2
		Maryland--92.2%
$6,930,000		Anne Arundel County, MD, LT GO (Series 2009: General Improvements), 5.00% Bonds, 4/1/2010	$7,136,645
975,000		Anne Arundel County, MD, LT GO (Series 2009: Water/Sewer), 2.50% Bonds, 4/1/2010	987,005
475,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 0.550%, 8/6/2009	475,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 0.400%, 8/14/2009	2,100,000
955,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.690%, 8/5/2009	955,000
3,155,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.480%, 8/5/2009	3,155,000
200,000		Carroll County, MD EDRB, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	200,000
3,640,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	3,640,000
3,450,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 0.670%, 8/6/2009	3,450,000
1,940,000		Howard County, MD Revenue Bonds, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 8/4/2009	1,940,000
4,000,000		Maryland Community Development Administration - MFH, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.600%, 8/5/2009	4,000,000
3,200,000		Maryland Community Development Administration - MFH, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.410%, 8/6/2009	3,200,000
2,205,000		Maryland Community Development Administration - MFH, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.410%, 8/6/2009	2,205,000
2,000,000		Maryland Community Development Administration - Residential Revenue, (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 0.430%, 8/6/2009	2,000,000
4,250,000	3,4	Maryland Community Development Administration - Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.490%, 8/6/2009	4,250,000
2,770,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/ (SunTrust Bank LOC), 1.800%, 8/5/2009	2,770,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,750,000
735,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/7/2009	735,000
1,500,000		Maryland State Economic Development Corp., (Series 1999B), 7.625% Bonds (Chesapeake Bay Conference Center )/(United States Treasury PRF 12/1/2009@101), 12/1/2022	1,545,921
2,600,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	2,600,000
1,930,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 0.640%, 8/7/2009	1,930,000
3,500,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 8/6/2009	3,500,000
2,000,000		Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.570%, 8/6/2009	2,000,000
2,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,500,000
500,000		Maryland State, (2005, First Series-A), 5.25% Bonds, 2/15/2010	512,610
1,245,000		Montgomery County, MD Department of Liquor Control, (2009 Series A), 3.00% Bonds, 4/1/2010	1,261,425
4,000,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.570%, 8/5/2009	4,000,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.900%, 8/3/2009	959,000
2,000,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	2,000,000
2,300,000		Washington County, MD EDRB, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	2,300,000
3,000,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/ (Citizens Bank of Pennsylvania LOC), 1.500%, 8/3/2009	3,000,000
1,835,000		Worcester County, MD, (2008 Series ), 3.50% Bonds, 10/1/2009	1,841,377
		TOTAL	74,898,983
		Puerto Rico--7.1%
4,500,000	3,4	Puerto Rico Electric Power Authority, ROCs (Series 11002), Weekly VRDNs (FSA INS) /(Citibank NA, New York LIQ), 1.010%, 8/6/2009	4,500,000
1,280,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	1,280,000
		TOTAL	5,780,000
		TOTAL MUNICIPAL INVESTMENTS—99.3% (AT AMORTIZED COST)5	80,678,983
		OTHER ASSETS AND LIABILITIES---NET—0.7%6	530,092
		TOTAL NET ASSETS---100%	$81,209,075

Securities that are subject to the federal alternative minimum tax (AMT) represent 54.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $8,750,000, which represented 10.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $8,750,000, which represented 10.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$80,678,983	$---	$80,678,983

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCA	--Pollution Control Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Massachusetts Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.7%1,2
		Massachusetts--99.3%
$2,130,777		Acton, MA, 1.50% BANs, 6/30/2010	$2,147,184
2,275,000		Avon, MA, 1.25% BANs, 12/3/2009	2,279,597
2,015,958		Ayer, MA, 1.50% BANs, 6/24/2010	2,024,898
1,907,744		Barnstable, MA, 1.50% BANs, 6/17/2010	1,921,860
1,500,000		Berkshire, MA Regional Transportation Authority, 3.50% RANs (GTD by Commonwealth of Massachusetts), 9/11/2009	1,502,343
5,270,000		Beverly, MA, 1.50% BANs, 10/21/2009	5,280,492
3,000,000		Billerica, MA, 1.50% BANs, 5/21/2010	3,017,918
3,325,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/5/2009	3,325,000
8,900,000		Brockton, MA Area Transit Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/6/2009	8,900,477
3,100,000		Carver, MA, 1.50% BANs, 5/21/2010	3,113,144
3,640,032		Chicopee, MA, 1.50% BANs, 9/25/2009	3,642,751
2,650,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.360%, 8/3/2009	2,650,000
3,100,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.370%, 8/6/2009	3,100,000
1,850,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.370%, 8/6/2009	1,850,000
3,255,000	3,4	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.410%, 8/6/2009	3,255,000
3,950,000	3,4	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 0.660%, 8/6/2009	3,950,000
15,965,000	3,4	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	15,965,000
2,785,000	3,4	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.610%, 8/6/2009	2,785,000
3,485,000	3,4	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (Bank of America N.A. LIQ), 0.610%, 8/6/2009	3,485,000
1,431,000		East Bridgewater, MA, 2.30% BANs, 12/11/2009	1,436,371
1,112,610		Hull, MA, 1.50% BANs, 7/9/2010	1,117,770
1,858,000		Ipswich, MA, 1.25% BANs, 12/16/2009	1,862,282
1,279,000		Kingston, MA, 2.50% BANs, 1/26/2010	1,286,698
6,285,000		Littleton, MA, 1.50% BANs, 2/2/2010	6,300,769
7,300,000		Lowell, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/14/2009	7,301,529
750,000		Malden, MA, (Series B), 1.90% BANs, 10/23/2009	751,097
3,500,000		Mashpee, MA, 1.25% BANs, 9/4/2009	3,501,597
4,455,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.350%, 8/5/2009	4,455,000
16,350,000	3,4	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 8/6/2009	16,350,000
10,375,000	3,4	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	10,375,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.360%, 8/6/2009	5,450,000
8,000,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (YMCA of the North Shore)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,000,000
8,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.330%, 8/5/2009	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.250%, 8/6/2009	5,000,000
12,735,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 8/6/2009	12,735,000
1,560,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 8/5/2009	1,560,000
19,930,000	3,4	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/ (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.300%, 8/6/2009	19,930,000
1,980,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/5/2009	1,980,000
3,000,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Banknorth N.A. LOC), 0.360%, 8/3/2009	3,000,000
10,325,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 2.300%, 8/6/2009	10,325,000
2,720,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,720,000
5,000,000	3,4	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.300%, 8/6/2009	5,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 0.360%, 8/3/2009	4,400,000
5,505,000	3,4	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.410%, 8/6/2009	5,505,000
3,100,000		Massachusetts IFA, (Series 1992B), 1.25% CP (New England Power Co.), Mandatory Tender 8/14/2009	3,100,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	1,500,000
2,120,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 2.500%, 8/6/2009	2,120,000
1,830,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.360%, 8/6/2009	1,830,000
5,000,000		Massachusetts School Building Authority, (Series A), 0.43% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/12/2009	5,000,000
6,000,000	3,4	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	6,000,000
4,000,000	3,4	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	4,000,000
3,800,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.410%, 8/5/2009	3,800,000
6,400,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 0.320%, 8/6/2009	6,400,000
3,900,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	3,900,000
5,840,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 2.410%, 8/6/2009	5,840,000
12,680,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 0.320%, 8/5/2009	12,680,000
3,345,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	3,345,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 0.450%, 8/6/2009	3,500,000
10,720,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	10,720,000
10,300,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/5/2009	10,300,000
3,740,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.360%, 8/6/2009	3,740,000
11,145,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 3.250%, 8/6/2009	11,145,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/5/2009	5,000,000
7,815,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 8/6/2009	7,815,000
5,300,000		Massachusetts State Development Finance Agency, (Series 2008A) Weekly VRDNs (Babson College)/(FHLB of Boston LOC), 0.400%, 8/6/2009	5,300,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.550%, 8/6/2009	5,000,000
3,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.300%, 8/6/2009	3,500,000
5,090,000	3,4	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.420%, 8/6/2009	5,090,000
12,585,000	3,4	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.420%, 8/6/2009	12,585,000
1,550,000		Medfield, MA, 1.50% BANs, 6/18/2010	1,560,142
1,500,000		Medway, MA, 1.35% BANs, 6/4/2010	1,504,365
2,900,000		New Bedford, MA, 1.25% BANs, 2/12/2010	2,906,876
1,360,000		Newton, MA, 3.00% Bonds, 4/1/2010	1,381,156
2,061,000		North Reading, MA, 1.00% BANs, 9/18/2009	2,061,930
2,686,000		North Reading, MA, 2.50% BANs, 9/18/2009	2,687,731
2,605,000		Northampton, MA, 1.25% BANs, 6/30/2010	2,617,976
2,400,000		Northampton, MA, 2.50% BANs, 2/12/2010	2,412,626
2,476,000		Pittsfield, MA, 1.75% BANs, 6/30/2010	2,487,137
3,000,000		Pittsfield, MA, 2.00% BANs, 1/29/2010	3,003,655
5,000,000		Revere, MA, 1.50% BANs, 8/6/2010	5,022,250
1,100,000		Rowley, MA, 2.25% BANs, 5/7/2010	1,106,205
3,669,000		Salisbury, MA, 1.50% BANs, 7/23/2010	3,693,835
2,208,000		Saugus, MA, 2.75% BANs, 3/3/2010	2,214,317
2,500,481		Somerville, MA, 1.25% BANs, 2/19/2010	2,508,683
3,065,000		Southwick, MA, 1.50% BANs, 7/30/2010	3,087,741
2,545,000		Taunton, MA, 3.00% Bonds, 12/1/2009	2,563,501
2,638,000		Waltham, MA, 1.00% BANs, 2/2/2010	2,642,610
3,000,000		Westfield, MA, 2.50% BANs, 1/15/2010	3,013,520
		TOTAL	419,225,033
		Puerto Rico--2.4%
6,300,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.600%, 8/5/2009	6,300,000
3,800,000	3,4	Puerto Rico Sales Tax Financing Corp., ROCs (Series 10382Z) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 8/6/2009	3,800,000
		TOTAL	10,100,000
		TOTAL MUNICIPAL INVESTMENTS—101.7% (AT AMORTIZED COST)5	429,325,033
		OTHER ASSETS AND LIABILITIES – NET—(1.7)%6	(7,003,761)
		TOTAL NET ASSETS—100%	$422,321,272

On July 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $118,075,000, which represented 28.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $118,075,000, which represented 28.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$429,325,033	$---	$429,325,033

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDFA	--Industrial Development Financing Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

Michigan Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%1,2
		Michigan--99.0%
$8,000,000	3,4	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.460%, 8/6/2009	$8,000,000
15,900,000	3,4	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	15,900,000
9,240,000	3,4	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	9,240,000
6,000,000	3,4	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.710%, 8/6/2009	6,000,000
30,450,000	3,4	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.510%, 8/6/2009	30,450,000
2,000,000		East Detroit, MI Public School District, (2008 State Aid Note), 3.00% TRANs, 8/24/2009	2,000,306
13,500,000		East Lansing, MI School District, (2000 School Building and Site Bonds), 5.625% Bonds (United States Treasury PRF 5/1/2010@100), 5/1/2030	14,018,872
10,040,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	10,040,000
7,075,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.350%, 8/6/2009	7,075,000
23,250,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.660%, 8/6/2009	23,250,000
9,230,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 3.000%, 8/6/2009	9,230,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.690%, 8/5/2009	1,300,000
1,100,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	1,100,000
990,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.640%, 8/6/2009	990,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	2,500,000
7,685,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 2.410%, 8/6/2009	7,685,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.710%, 8/6/2009	7,825,000
1,750,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 8/6/2009	1,750,000
37,960,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.370%, 8/6/2009	37,960,000
18,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.550%, 8/6/2009	18,405,000
5,500,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.770%, 8/5/2009	5,500,000
6,000,000		Kalamazoo, MI, (Series 2009), 1.50% TANs, 12/1/2009	6,004,958
4,735,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.300%, 8/5/2009	4,735,000
20,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 2.760%, 8/7/2009	20,000,000
3,620,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 2.410%, 8/6/2009	3,620,000
4,030,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,030,000
4,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.650%, 8/6/2009	4,900,000
8,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	8,900,000
20,000,000	3,4	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.540%, 8/6/2009	20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.880%, 8/5/2009	3,100,000
6,210,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 5.25% Bonds, 10/1/2009	6,256,927
1,500,000		Michigan Municipal Bond Authority, (Series A1), 3.00% Bonds, 8/20/2009	1,501,053
35,125,000		Michigan State Building Authority, (Series 5), 0.40% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 8/6/2009	35,125,000
6,200,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.350%, 8/6/2009	6,200,000
36,505,000		Michigan State Financial Authority, (Series 1999B), 2.75% TOBs (Ascension Health Credit Group), Mandatory Tender 8/15/2010	37,295,443
4,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	4,500,000
1,680,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.500%, 8/3/2009	1,680,000
11,000,000		Michigan State Hospital Finance Authority, (Series 2008 B-3) Weekly VRDNs (Ascension Health Credit Group), 0.320%, 8/5/2009	11,000,000
2,150,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Healthcare Equipment Loan Program )/(Bank of America N.A. LOC), 0.430%, 8/5/2009	2,150,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.500%, 8/3/2009	2,000,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.200%, 8/5/2009	6,125,000
8,000,000		Michigan State Housing Development Authority, (2006 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.300%, 8/5/2009	8,000,000
8,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	8,000,000
880,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.560%, 8/6/2009	880,000
4,200,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.370%, 8/6/2009	4,200,000
5,500,000		Michigan State Housing Development Authority, (Series 2009D) Weekly VRDNs (Barclays Bank PLC LIQ), 0.300%, 8/5/2009	5,500,000
16,900,000		Michigan State Housing Development Authority, (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.550%, 8/6/2009	16,900,000
6,765,000		Michigan State Housing Development Authority: Multi-Family, (Series 2003A: Arbors at Georgetown Apartments) Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.440%, 8/6/2009	6,765,000
5,000,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/ (Comerica Bank LOC), 0.400%, 8/3/2009	5,000,000
1,810,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.690%, 8/6/2009	1,810,000
5,800,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.850%, 8/6/2009	5,800,000
695,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 1.070%, 8/5/2009	695,000
260,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	260,000
715,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	715,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 1.500%, 8/5/2009	1,200,000
600,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	600,000
3,100,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.850%, 8/6/2009	3,100,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.620%, 8/6/2009	1,200,000
1,090,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/ (Fifth Third Bank, Michigan LOC), 1.060%, 8/6/2009	1,090,000
105,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 0.790%, 8/6/2009	105,000
1,500,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 1.500%, 8/5/2009	1,500,000
1,400,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 1.500%, 8/5/2009	1,400,000
1,110,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/ (Comerica Bank LOC), 0.850%, 8/6/2009	1,110,000
800,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/ (Bank of America N.A. LOC), 0.700%, 8/6/2009	800,000
1,300,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (Whitehall Industries, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	1,300,000
3,065,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.850%, 8/6/2009	3,065,000
1,500,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	1,500,000
800,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Delta Containers, Inc.)/ (Comerica Bank LOC), 3.000%, 8/6/2009	800,000
6,700,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Whitehall Industries, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/6/2009	6,700,000
1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/ (Bank of America N.A. LOC), 0.380%, 8/3/2009	1,000,000
700,000		Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/ (JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/5/2009	700,000
2,555,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.330%, 8/6/2009	2,555,000
15,985,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.660%, 8/6/2009	15,985,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.760%, 8/6/2009	4,000,000
6,910,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 0.600%, 8/6/2009	6,910,000
800,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.400%, 8/6/2009	800,000
3,400,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	3,400,000
1,400,000		Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	1,400,000
2,000,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.620%, 8/5/2009	2,000,000
725,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.660%, 8/6/2009	725,000
1,910,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.600%, 8/5/2009	1,910,000
1,720,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,720,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	1,000,000
1,015,000		Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/6/2009	1,015,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.690%, 8/6/2009	2,800,000
2,019,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.400%, 8/5/2009	2,019,000
20,000,000		Michigan State, 3.00% RANs, 9/30/2009	20,030,692
1,990,000		Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	1,990,000
2,600,000		Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/5/2009	2,600,000
2,335,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 2.800%, 8/6/2009	2,335,000
2,450,000		Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 0.850%, 8/6/2009	2,450,000
1,540,000		Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.760%, 8/6/2009	1,540,000
3,025,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 8/6/2009	3,025,000
11,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/5/2009	11,000,000
2,395,000		Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/ (Bank of America N.A. LOC), 0.700%, 8/6/2009	2,395,000
31,500,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 8/3/2009	31,500,000
6,330,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/6/2009	6,330,000
5,110,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	5,110,000
1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.640%, 8/6/2009	1,820,000
6,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.300%, 8/5/2009	6,000,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/7/2009	10,000,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	3,000,000
17,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.410%, 8/5/2009	17,000,000
9,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/ (Bank of America N.A. LOC), 0.390%, 8/6/2009	9,000,000
1,415,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/7/2009	1,415,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.650%, 8/7/2009	5,790,000
3,160,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	3,160,000
9,570,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.410%, 8/6/2009	9,570,000
1,600,000		Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 8/5/2009	1,600,000
2,690,000		Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	2,690,000
3,445,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/ (JPMorgan Chase Bank, N.A. LOC), 0.380%, 8/5/2009	3,445,000
6,500,000		Waterford, MI School District, 2.50% RANs, 9/23/2009	6,504,155
14,850,000	3,4	Wayne County, MI Airport Authority, ROCs (Series 12175) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.660%, 8/6/2009	14,850,000
7,700,000	3,4	Wayne County, MI Airport Authority, ROCs (Series 12212) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.760%, 8/6/2009	7,700,000
20,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 1.050%, 8/6/2009	20,000,000
10,900,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/5/2009	10,900,000
10,900,000		Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/5/2009	10,900,000
		TOTAL	784,926,406
		Puerto Rico--0.7%
5,195,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	5,195,000
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)5	790,121,406
		OTHER ASSETS AND LIABILITIES – NET—0.3%6	2,307,492
		TOTAL NET ASSETS—100%	$792,428,898

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $112,140,000, which represented 14.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $112,140,000, which represented 14.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$790,121,406	$---	$790,121,406

The following acronyms are used throughout this portfolio:

CP	--Commercial Paper
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
PCA	--Pollution Control Authority
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Minnesota Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--100.5%1,2
		Minnesota--100.5%
$1,745,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.910%, 8/6/2009	$1,745,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.850%, 8/5/2009	7,225,000
5,280,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.490%, 8/3/2009	5,280,000
2,440,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 0.910%, 8/6/2009	2,440,000
420,000		Blooming Prairie, MN ISD No. 756, 2.25% TANs (GTD by Minnesota State), 8/21/2009	420,079
2,200,000		Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.380%, 8/6/2009	2,200,000
1,380,000		Caledonia, MN ISD No. 299, (Series A), 2.75% TANs (GTD by Minnesota State), 9/29/2009	1,381,526
675,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC) /(Wells Fargo Bank, N.A. LOC), 1.410%, 8/6/2009	675,000
4,470,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.870%, 8/4/2009	4,470,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	3,400,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.480%, 8/7/2009	8,865,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.480%, 8/6/2009	4,325,000
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.410%, 8/6/2009	10,000,000
260,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 1.370%, 8/1/2009	260,000
180,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 0.780%, 8/6/2009	180,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.660%, 8/6/2009	1,000,000
1,345,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.870%, 8/1/2009	1,345,000
1,220,000		Grand Meadow, MN ISD 495, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/21/2009	1,220,361
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.440%, 8/6/2009	3,320,000
4,715,000	3,4	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.340%, 8/6/2009	4,715,000
900,000		Kimball, MN ISD No. 739, 2.25% TANs (GTD by Minnesota State), 9/16/2009	900,389
800,000		Kingsland, MN ISD No. 2137, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	800,168
1,505,000		Lake Superior, MN ISD No. 381, (Series A), 2.25% TANs (GTD by Minnesota State), 8/14/2009	1,505,290
4,615,000		Lake Superior, MN ISD No. 381, (Series C), 2.00% TRANs (GTD by Minnesota State), 8/11/2010	4,649,151
1,200,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.910%, 8/6/2009	1,200,000
1,040,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.910%, 8/6/2009	1,040,000
400,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 1.410%, 8/6/2009	400,000
1,225,000		McLeod West (Brownton) MN ISD No. 2887, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/25/2009	1,225,435
9,500,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.650%, 8/6/2009	9,500,000
1,300,000		Minneapolis, MN Health Care System, (Series 2008C), Weekly VRDNs (Fairview Health Services)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/5/2009	1,300,000
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.350%, 8/1/2009	2,600,000
600,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	600,000
4,705,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.390%, 8/6/2009	4,705,000
9,950,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.350%, 8/6/2009	9,950,000
20,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	20,000,000
6,800,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.340%, 8/3/2009	6,800,000
15,100,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 0.390%, 8/3/2009	15,100,000
3,600,000		Minnesota Agricultural and Economic Development Board, (Series C-4B), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.390%, 8/3/2009	3,600,000
17,825,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.390%, 8/6/2009	17,825,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.400%, 8/6/2009	5,000,000
8,000,000		Minnesota State HFA, (2009 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.400%, 8/6/2009	8,000,000
2,240,000	3,4	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	2,240,000
4,980,000	3,4	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	4,980,000
4,245,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.330%, 8/6/2009	4,245,000
4,400,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.390%, 8/6/2009	4,400,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.420%, 8/6/2009	7,300,000
12,600,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2008), 3.00% TANs (GTD by Minnesota State), 9/4/2009	12,615,556
3,000,000		Moorhead, MN ISD No. 152, (Series A), 2.75% TANs (GTD by Minnesota State), 9/28/2009	3,003,256
590,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.780%, 8/6/2009	590,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.430%, 8/6/2009	2,655,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	1,965,000
1,555,000		Perham, MN ISD No. 549, (Series B), 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,556,749
335,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.410%, 8/6/2009	335,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.440%, 8/6/2009	4,965,000
3,560,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.380%, 8/6/2009	3,560,000
3,565,000		Red Wing, MN ISD No. 256, (Series 2008B), 2.25% TANs (GTD by Minnesota State), 8/21/2009	3,565,959
3,445,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.910%, 8/6/2009	3,445,000
5,085,000		Robbinsdale, MN, (Series 2008A-1), Weekly VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 0.380%, 8/6/2009	5,085,000
16,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.40% CP (Mayo Clinic) /(Morgan Stanley Bank LIQ), Mandatory Tender 8/6/2009	16,000,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.430%, 8/6/2009	3,500,000
1,630,000		Rockford, MN ISD No. 883, (Series 2008A), 2.75% TRANs (GTD by Minnesota State), 9/14/2009	1,631,438
1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.910%, 8/6/2009	1,200,000
6,890,000		Roseville, MN, (Series 2009), Daily VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.370%, 8/6/2009	6,890,000
2,940,000		Sartell, MN, 1.25% Bonds, 2/1/2010	2,948,046
800,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	800,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.390%, 8/6/2009	13,000,000
3,790,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.330%, 8/6/2009	3,790,000
615,000		Southland, MN ISD No.500, (Series 2008A), 2.25% RANs (GTD by Minnesota State), 8/25/2009	615,119
5,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	5,100,000
5,000,000		St. Cloud, MN ISD No. 742, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	5,001,923
7,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	7,855,000
11,000,000		St. Cloud, MN, (Series 2008B), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.380%, 8/6/2009	11,000,000
2,300,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.350%, 8/6/2009	2,300,000
1,785,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.620%, 8/4/2009	1,785,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 0.380%, 8/6/2009	5,565,000
1,425,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.910%, 8/6/2009	1,425,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	5,000,000
1,700,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 1.700%, 8/5/2009	1,700,000
2,870,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 1.700%, 8/5/2009	2,870,000
4,100,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.530%, 8/5/2009	4,100,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.930%, 8/6/2009	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.680%, 8/6/2009	2,500,000
3,800,000		Stevens County, MN, (Series 2006), Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.710%, 8/6/2009	3,800,000
885,000		Stillwater, MN ISD No. 834, (Series A), 1.50% TRANs (GTD by Minnesota State), 2/1/2010	888,098
865,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	865,000
4,000,000		University of Minnesota, (Series C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 8/5/2009	4,000,000
1,225,000		Wadena Deer Creek, MN ISD No. 2155, 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,226,380
1,680,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.810%, 8/6/2009	1,680,000
1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.510%, 8/7/2009	1,800,000
445,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/5/2009	445,000
475,000		Woodbury, MN, (Series A), 2.00% Bonds, 2/1/2010	477,948
		TOTAL MUNICIPAL INVESTMENTS--100.5% (AT AMORTIZED COST)5	376,892,871
		OTHER ASSETS AND LIABILITIES---NET—(0.5)%6	(2,023,021)
		TOTAL NET ASSETS---100%	$374,869,850

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $11,935,000, which represented 3.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $11,935,000, which represented 3.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$376,892,871	$---	$376,892,871

The following acronyms are used throughout this portfolio:

CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

New Jersey Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%1,2
		New Jersey--94.9%
$1,550,000		Alexandria, NJ, 3.75% BANs, 12/16/2009	$1,552,812
4,750,000		Allamuchy Township, NJ, 2.50% BANs, 7/19/2010	4,779,214
3,000,000		Allendale, NJ, 2.00% BANs, 2/26/2010	3,008,452
1,180,000		Alpine Borough, NJ, 2.00% BANs, 2/11/2010	1,183,088
2,898,000		Andover Township, NJ, 2.25% BANs, 6/11/2010	2,913,949
5,030,000		Belmar, NJ, 2.50% BANs, 4/30/2010	5,053,915
2,160,000		Bethlehem Township, NJ, 2.50% BANs, 6/15/2010	2,170,152
1,933,500		Caldwell Borough, NJ, 2.75% BANs, 7/30/2010	1,944,818
2,024,450		Delran Township, NJ, General Improvement and Open Space Trust Fund, 2.35% BANs, 10/16/2009	2,025,697
2,064,000		Essex Fells, NJ, 2.25% BANs, 4/9/2010	2,070,969
1,757,500		Ewing Township, NJ, 5.00% BANs, 11/5/2009	1,760,824
3,743,500		Florence Township, NJ, 3.50% BANs, 12/11/2009	3,750,722
1,115,000		Fort Lee, NJ, GO Refunding Bonds (Series 2009), 2.25% Bonds (FSA INS), 2/1/2010	1,121,970
2,435,000		Glassboro Borough, NJ, 3.00% BANs, 9/17/2009	2,437,298
1,255,975		Glen Rock, NJ, 3.25% BANs, 8/19/2009	1,256,279
2,500,000		Haddonfield, NJ Board of Education, 3.00% BANs, 3/2/2010	2,508,543
2,800,000		Island Heights, NJ, 3.50% BANs, 9/4/2009	2,801,393
10,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	10,029,407
3,000,000		Manchester Township, NJ, 3.00% BANs, 12/18/2009	3,005,564
5,102,000		Mansfield Township, NJ, 2.50% BANs, 4/14/2010	5,128,377
4,400,000		Middle Township, NJ, 2.00% BANs, 7/13/2010	4,428,817
4,500,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,514,700
1,664,000		Millstone Township, NJ, 3.00% BANs, 3/4/2010	1,669,740
3,295,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.900%, 8/6/2009	3,295,000
12,990,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 3.000%, 8/6/2009	12,990,000
12,400,000		New Jersey EDA, (2008 Series X) Weekly VRDNs (New Jersey State)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	12,400,000
270,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.710%, 8/6/2009	270,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 0.490%, 8/5/2009	3,500,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/5/2009	13,600,000
600,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 8/6/2009	600,000
2,950,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.410%, 8/7/2009	2,950,000
5,720,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.510%, 8/7/2009	5,720,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.350%, 8/5/2009	6,465,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/ (PNC Bank, N.A. LOC), 0.560%, 8/7/2009	1,500,000
2,455,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.660%, 8/6/2009	2,455,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Banco Santander, S.A. LOC), 0.370%, 8/6/2009	8,000,000
12,750,000	3,4	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/ (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.490%, 8/6/2009	12,750,000
25,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.400%, 8/5/2009	25,000,000
20,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 1.000%, 8/5/2009	20,000,000
7,245,000		New Jersey EDA, Series 2001 Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.950%, 8/6/2009	7,245,000
3,280,000	3,4	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.350%, 8/5/2009	3,280,000
11,815,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.290%, 8/6/2009	11,815,000
23,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 8/5/2009	23,200,000
7,485,000		New Jersey Health Care Facilities Financing Authority, (Series 2009) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.330%, 8/6/2009	7,485,000
1,000,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.300%, 8/6/2009	1,000,000
6,365,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.400%, 8/6/2009	6,365,000
15,000,000	3,4	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.540%, 8/6/2009	15,000,000
13,995,000	3,4	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.540%, 8/6/2009	13,995,000
50,000,000	3,4	New Jersey State Transportation Trust Fund Authority, ROCs (RR II R-12294) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.840%, 8/6/2009	50,000,000
25,000,000	3,4	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.340%, 8/6/2009	25,000,000
15,000,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 1.000%, 8/5/2009	15,000,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/5/2009	2,000,000
4,949,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	4,960,365
3,100,000		Ocean City, NJ, 2.00% BANs, 6/29/2010	3,120,866
2,675,000		Ocean Township, NJ, 5.00% BANs, 10/30/2009	2,678,153
1,785,900		Paramus, NJ, 2.25% BANs, 2/26/2010	1,790,921
2,004,000		Paramus, NJ, 3.75% BANs, 8/7/2009	2,004,161
5,860,000	3,4	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.540%, 8/6/2009	5,860,000
4,500,000	3,4	Port Authority of New York and New Jersey, EAGLES (Series 2007-0047) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 0.450%, 8/6/2009	4,500,000
5,542,000		Rochelle Park Township, NJ, 1.75% BANs, 6/25/2010	5,578,955
8,000,000		Salem County, NJ PCFA, (Series 2003 B-2) Weekly VRDNs (Public Service Electric & Gas Co.)/(Bank of Nova Scotia, Toronto LOC), 0.340%, 8/5/2009	8,000,000
5,000,000		South Plainfield, NJ, 2.00% BANs, 7/1/2010	5,033,858
2,000,000		Stone Harbor, NJ, 3.25% BANs, 11/13/2009	2,002,771
2,803,166		Tinton Falls, NJ, 1.75% BANs, 1/21/2010	2,806,430
27,535,000	3,4	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.320%, 8/6/2009	27,535,000
2,433,457		Union Township, NJ, 2.25% BANs, 6/9/2010	2,443,678
3,661,000		Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	3,681,935
3,655,000		Wildwood Crest, NJ, 1.75% BANs, 11/6/2009	3,659,807
3,430,000		Wildwood Crest, NJ, 3.25% BANs, 11/6/2009	3,432,653
5,990,544		Woodbury, NJ, 3.00% BANs, 9/21/2009	5,993,801
1,520,000		Woolwich, NJ, 3.75% BANs, 12/17/2009	1,522,781
		TOTAL	480,602,835
		New York--2.7%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.470%, 8/6/2009	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.550%, 8/6/2009	1,020,000
4,145,000	3,4	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 8/6/2009	4,145,000
5,600,000	3,4	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.520%, 8/6/2009	5,600,000
		TOTAL	13,405,000
		Puerto Rico--2.0%
10,000,000	3,4	Puerto Rico Electric Power Authority, ROCs (Series 11002) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 1.010%, 8/6/2009	10,000,000
		TOTAL MUNICIPAL INVESTMENTS – 99.6% (AT AMORTIZED COST)5	504,007,835
		OTHER ASSETS AND LIABILITIES – NET– 0.4%6	2,243,277
		TOTAL NET ASSETS – 100%	$506,251,112

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.7% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $177,665,000, which represented 35.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $177,665,000, which represented 35.1% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$504,007,835	$---	$504,007,835

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
VRDNs	--Variable Rate Demand Notes

New York Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3%1,2
		New York--99.5%
$6,260,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 3.250%, 8/6/2009	$6,260,000
1,550,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	1,550,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,511,480
10,000,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	10,005,773
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	7,100,000
4,110,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	4,110,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,415,792
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,131,121
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,523,771
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,028,973
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	9,023,365
15,000,000		Catskill, NY CSD, 2.50% BANs, 9/25/2009	15,009,945
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,474,901
35,125,000	3,4	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 8/6/2009	35,125,000
30,945,000	3,4	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.440%, 8/6/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.75% BANs, 11/19/2009	6,866,104
7,060,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	7,060,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,479,625
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,562,647
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,644,850
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,034,738
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,637,225
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,053,407
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,669,456
7,900,000	3,4	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.560%, 8/6/2009	7,900,000
3,870,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	3,870,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,912,181
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,893,264
8,000,000		Greene County, NY, 2.75% BANs, 12/18/2009	8,017,883
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,117,538
3,220,151		Irvington, NY, 4.00% BANs, 11/13/2009	3,229,051
6,200,000		Ithaca, NY, (Series 2009A), 3.25% BANs, 1/15/2010	6,220,736
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,541,793
47,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.380%, 8/5/2009	47,250,000
41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.650%, 8/5/2009	41,470,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 8/6/2009	7,775,000
15,475,000		Mamaroneck Village, NY, 4.00% BANs, 12/23/2009	15,609,986
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,038,070
10,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	10,006,591
29,700,000	3,4	Metropolitan Transportation Authority, NY, (ROCs RR II R-12301) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.600%, 8/6/2009	29,700,000
23,360,000	3,4	Metropolitan Transportation Authority, NY, (ROCs RR II R-12302) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.600%, 8/6/2009	23,360,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,795,280
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,852,409
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.660%, 8/6/2009	1,595,000
4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.740%, 8/6/2009	4,475,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.50% BANs, 11/13/2009	5,265,109
8,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/5/2009	8,000,000
36,865,000		New York City Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 2.400%, 8/6/2009	36,865,000
35,875,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.300%, 8/5/2009	35,875,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	22,350,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.660%, 8/6/2009	1,120,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/ (Wachovia Bank N.A. LOC), 0.410%, 8/6/2009	5,620,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.410%, 8/6/2009	5,040,000
6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/ (HSBC Bank USA LOC), 0.710%, 8/6/2009	6,740,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.660%, 8/6/2009	1,770,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	12,200,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 2.300%, 8/6/2009	8,525,000
214,590,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.400%, 8/5/2009	214,590,000
60,600,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.330%, 8/3/2009	60,600,000
29,400,000		New York City, NY Municipal Water Finance Authority, Fiscal 2007 (Series CC-1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.330%, 8/3/2009	29,400,000
9,000,000		New York City, NY Municipal Water Finance Authority, Fiscal 2007 (Series CC-2) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.320%, 8/3/2009	9,000,000
35,195,000	3,4	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/5/2009	35,195,000
10,995,000	3,4	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.320%, 8/6/2009	10,995,000
5,000,000	3,4	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank NA, New York LIQ), 0.410%, 8/6/2009	5,000,000
29,380,000	3,4	New York City, NY Transitional Finance Authority, EAGLES (Series 2006-0149) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.750%, 8/6/2009	29,380,000
18,000,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.330%, 8/3/2009	18,000,000
32,950,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.490%, 8/5/2009	32,950,000
14,000,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.330%, 8/3/2009	14,000,000
45,540,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.360%, 8/3/2009	45,540,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.100%, 8/5/2009	28,420,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.300%, 8/5/2009	15,145,000
12,100,000		New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 0.330%, 8/3/2009	12,100,000
20,960,000	3,4	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.910%, 8/6/2009	20,960,000
26,830,000		New York City, NY, (Series 2004H-1) Daily VRDNs (Bank of New York LOC), 0.300%, 8/3/2009	26,830,000
15,000,000	3,4	New York City, NY, Floater Certificates (Series 2008-3000) Weekly VRDNs (Morgan Stanley LIQ), 0.340%, 8/6/2009	15,000,000
7,000,000	3,4	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.380%, 8/6/2009	7,000,000
7,500,000	3,4	New York City, NY, ROCs (Series 11740) Weekly VRDNs (Citibank NA, New York LIQ), 0.380%, 8/6/2009	7,500,000
8,595,000	3,4	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.440%, 8/6/2009	8,595,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	5,350,000
21,430,000		New York State Dormitory Authority, (Subseries A-2) Weekly VRDNs (Long Island University)/(RBS Citizens Bank N.A. LOC), 2.500%, 8/6/2009	21,430,000
10,780,000	3,4	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.500%, 8/6/2009	10,780,000
29,900,000		New York State HFA, 505 West 37th Street Housing Revenue Bonds (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.380%, 8/5/2009	29,900,000
52,500,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.350%, 8/5/2009	52,500,000
18,920,000		New York State Local Government Assistance Corp., (Series 2003A-8V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/5/2009	18,920,000
7,425,000	3,4	New York State Power Authority, ROCs (Series 12270) Weekly VRDNs (Citibank NA, New York LIQ), 0.430%, 8/6/2009	7,425,000
13,860,000	3,4	New York State Thruway Authority, (EAGLE-20090043-CL A) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 0.850%, 8/6/2009	13,860,000
10,000,000	3,4	New York State Thruway Authority, (ROCs RR II R-12297) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 0.850%, 8/6/2009	10,000,000
6,800,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	6,800,000
9,950,000		North Rose-Wolcott, NY CSD, 3.00% BANs, 12/16/2009	9,968,188
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	15,945,000
13,315,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	13,315,000
5,125,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	5,125,000
7,120,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/ Key Bank, N.A. LOC), 2.450%, 8/5/2009	7,120,000
4,275,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 2.600%, 8/6/2009	4,275,000
3,725,000		Onondaga County, NY IDA, (Series 2005A) Weekly VRDNs (Onondaga Community College Housing Development Corp.)/(RBS Citizens Bank N.A. LOC), 2.150%, 8/6/2009	3,725,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%	1,725,000
5,710,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 2.750%, 8/5/2009	5,710,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	6,875,000
12,870,000	3,4	Port Authority of New York and New Jersey, (ROCs RR II R-12307) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.540%, 8/6/2009	12,870,000
26,900,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 0.350%, 8/3/2009	26,900,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.470%, 8/6/2009	4,575,000
4,620,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	4,620,000
12,787,217		Rome, NY, 2.75% BANs, 8/6/2010	12,849,619
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,899,880
8,427,284		Salina, NY, 1.75% BANs, 6/24/2010	8,457,031
7,890,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	7,890,000
6,315,700		Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,341,975
8,000,000		Schuylerville, NY CSD, 3.00% BANs, 8/12/2009	8,002,124
4,668,614		Silver Creek, NY CSD, 3.00% BANs, 1/21/2010	4,680,485
3,705,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 2.450%, 8/6/2009	3,705,000
765,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 2.800%, 8/5/2009	765,000
13,695,000		Sullivan County, NY, 1.50% BANs, 5/14/2010	13,753,376
8,000,000		Sullivan County, NY, 1.75% TANs, 5/14/2010	8,037,172
9,600,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 2.450%, 8/5/2009	9,600,000
6,430,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 2.700%, 8/6/2009	6,430,000
17,423,175		Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,517,241
5,000,000	3,4	Triborough Bridge & Tunnel Authority, NY, ROCs (Series 11644) Weekly VRDNs (Citibank NA, New York LIQ), 0.380%, 8/6/2009	5,000,000
8,800,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/5/2009	8,800,000
61,100,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.450%, 8/5/2009	61,100,000
5,800,000		Watertown, NY Enlarged City School District, 2.75% BANs, 9/18/2009	5,804,099
3,765,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	3,765,000
9,005,988		Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,044,635
5,665,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 2.600%, 8/6/2009	5,665,000
2,875,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 2.600%, 8/6/2009	2,875,000
		TOTAL	1,849,118,889
		Puerto Rico--0.8%
15,000,000	3,4	Puerto Rico Electric Power Authority, ROCs (Series 11002) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 1.010%, 8/6/2009	15,000,000
		TOTAL MUNICIPAL INVESTMENTS – 100.3% (AT AMORTIZED COST)5	1,864,118,889
		OTHER ASSETS AND LIABILITIES – NET – (0.3)%6	(5,935,712)
		TOTAL NET ASSETS – 100%	$1,858,183,177

On July 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	98.5%	1.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $341,590,000, which represented 18.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees). At July 31, 2009, these liquid restricted securities amounted to $341,590,000, which represented 18.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$1,864,118,889	$---	$1,864,118,889

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Options Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

North Carolina Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%1,2
		North Carolina--99.7%
$1,730,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	$1,730,000
2,400,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/ (Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	2,400,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	6,600,000
2,590,000		Carrboro, NC, 1.00% BANs, 2/17/2010	2,592,798
1,350,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/6/2009	1,350,000
3,300,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	3,300,000
36,647,000		Charlotte, NC, (Series 2005), 0.85% CP, Mandatory Tender 9/10/2009	36,647,000
3,095,000		Charlotte, NC, (Series 2005), 0.90% CP, Mandatory Tender 9/10/2009	3,095,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.45% CP (Wachovia Bank N.A. LOC), Mandatory Tender 9/24/2009	3,443,000
10,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.590%, 8/6/2009	10,000,000
8,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/6/2009	8,000,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/ (Wilmington Trust Co. LOC), 2.690%, 8/6/2009	2,900,000
1,300,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Chris Craft Corporation)/(Regions Bank, Alabama LOC), 2.800%, 8/6/2009	1,300,000
200,000		Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.760%, 8/6/2009	200,000
8,300,000		Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/ (Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	8,300,000
1,855,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/ (Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	1,855,000
1,720,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.490%, 8/6/2009	1,720,000
2,080,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,080,000
2,850,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/ (Wells Fargo Bank, N.A. LOC), 0.590%, 8/6/2009	2,850,000
21,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.580%, 8/5/2009	21,300,000
1,000,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.760%, 8/6/2009	1,000,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.650%, 8/5/2009	4,000,000
3,790,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 0.690%, 8/7/2009	3,790,000
3,095,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,095,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.640%, 8/6/2009	4,800,000
4,300,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.340%, 8/6/2009	4,300,000
13,325,000		Mecklenburg County, NC, (Series 2006A), 2.00% TOBs, Mandatory Tender 11/5/2009	13,359,562
10,000,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.510%, 8/6/2009	10,000,000
4,430,000		Mecklenburg County, NC, COP (Series 2009A), 4.00% Bonds, 2/1/2010	4,502,147
5,000,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.500%, 8/5/2009	5,000,000
11,500,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.450%, 8/5/2009	11,500,000
315,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 0.610%, 8/6/2009	315,000
17,100,000	3,4	North Carolina Capital Facilities Finance Agency, (ROCs RR II R-12282) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.390%, 8/6/2009	17,100,000
2,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	2,200,000
5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 2.240%, 8/6/2009	5,370,000
2,615,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,615,000
15,950,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.700%, 8/3/2009	15,950,000
2,145,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,145,000
3,950,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	3,950,000
2,480,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 0.870%, 8/6/2009	2,480,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,100,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	2,900,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.420%, 8/6/2009	6,675,000
5,600,000	3,4	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 8/3/2009	5,600,000
5,500,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2006B) Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 0.440%, 8/6/2009	5,500,000
3,780,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 2.540%, 8/6/2009	3,780,000
400,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	400,000
1,800,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	1,800,000
5,805,000	3,4	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	5,805,000
2,600,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.350%, 8/6/2009	2,600,000
5,545,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 0.460%, 8/6/2009	5,545,000
1,795,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.350%, 8/5/2009	1,795,000
4,295,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	4,295,000
8,010,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.610%, 8/6/2009	8,010,000
5,000,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 2.000%, 8/5/2009	5,000,000
10,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 2.700%, 8/6/2009	10,000,000
22,085,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/ (Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.520%, 8/5/2009	22,085,000
4,670,000		North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	4,670,000
600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.320%, 8/5/2009	600,000
10,370,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.400%, 8/5/2009	10,370,000
3,800,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.330%, 8/5/2009	3,800,000
2,940,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,940,000
2,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 2.540%, 8/6/2009	2,000,000
4,340,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.400%, 8/6/2009	4,340,000
3,845,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.650%, 8/6/2009	3,845,000
2,455,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.650%, 8/6/2009	2,455,000
15,100,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 2.050%, 8/6/2009	15,100,000
10,425,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.530%, 8/5/2009	10,425,000
10,000,000		Raleigh, NC, Variable Rate COP (Series 2004A), 2.50% TOBs, Mandatory Tender 1/20/2010	10,085,764
5,065,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore), 0.600%, 8/7/2009	5,065,000
930,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/6/2009	930,000
5,000,000		Trinity, NC, 1.00% BANs, 2/24/2010	5,004,186
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/ (Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	10,000,000
2,425,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.300%, 8/6/2009	2,425,000
3,430,000		Union County, NC, GO Refunding Bonds (Series 2009B), 2.50% Bonds, 3/1/2010	3,465,643
3,095,000	3,4	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.390%, 8/6/2009	3,095,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	11,530,000
10,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	10,036,368
670,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	670,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	1,000,000
		TOTAL MUNICIPAL INVESTMENTS -- 99.7% (AT AMORTIZED COST)5	456,876,468
		OTHER ASSETS AND LIABILITIES – NET – 0.3%6	1,434,505
		TOTAL NET ASSETS – 100%	$458,310,973

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.3% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $31,600,000, which represented 6.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $31,600,000, which represented 6.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$456,876,468	$---	$456,876,468

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COP	--Certificate of Deposit
CP	--Commercial Paper
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Ohio Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.7%1,2
		Ohio--100.7%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.500%, 8/6/2009	$1,175,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,900,000
8,700,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.330%, 8/3/2009	8,700,000
9,000,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 0.330%, 8/3/2009	9,000,000
4,000,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	4,011,342
6,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	6,032,640
3,075,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.400%, 8/6/2009	3,075,000
37,710,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.420%, 8/6/2009	37,710,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.330%, 8/6/2009	1,925,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 0.300%, 8/6/2009	2,750,000
2,025,000		Clinton Massie, OH LSD, 3.125% BANs, 11/18/2009	2,028,090
1,650,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 3.100%, 8/6/2009	1,650,000
22,073,824	3,4	Columbus, OH Regional Airport Authority, Red Stone (Series 2009A) Weekly VRDNs (Midwest Real Estate Services LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.580%, 8/6/2009	22,073,824
2,225,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 0.350%, 8/6/2009	2,225,000
245,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industires, Inc.)/(FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	245,000
13,585,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 1.250%, 8/1/2009	13,585,000
1,585,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 3.150%, 8/6/2009	1,585,000
3,280,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 2.530%, 8/6/2009	3,280,000
500,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 3.000%, 8/5/2009	500,000
4,000,000		Edgewood City, OH School District, 2.00% BANs, 12/1/2009	4,015,170
8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.450%, 8/5/2009	8,300,000
1,368,000		Fairview Park, OH School District, 2.75% BANs, 11/13/2009	1,369,902
1,395,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.430%, 8/6/2009	1,395,000
1,900,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.280%, 8/6/2009	1,900,000
795,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 8/6/2009	795,000
1,150,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.700%, 8/1/2009	1,150,000
3,000,000		Fremont, OH CSD, 2.75% BANs, 9/23/2009	3,003,215
2,170,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/ (Bank of America N.A. LOC), 0.380%, 8/6/2009	2,170,000
4,865,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	4,865,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.550%, 8/6/2009	395,000
5,000,000		Huber Heights, OH CSD, 2.00% BANs, 8/18/2009	5,001,982
470,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 8/5/2009	470,000
5,335,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 2.500%, 8/6/2009	5,335,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 8/6/2009	2,665,000
4,771,000		Lakewood, OH, 3.00% BANs, 4/15/2010	4,815,612
8,400,000		Lima, OH City Sewer District, (Series B), 3.125% BANs, 7/29/2010	8,430,325
5,000,000		Lima, OH, 2.375% BANs, 5/27/2010	5,015,032
5,855,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 3.050%, 8/6/2009	5,855,000
2,500,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School) /(U.S. Bank, N.A. LOC), 0.360%, 8/6/2009	2,500,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.520%, 8/6/2009	8,305,000
845,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	845,000
3,000,000		Louisville Ohio City School District, 3.20% BANs, 9/30/2009	3,003,383
5,915,000		Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 3.050%, 8/6/2009	5,915,000
800,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/ (UBS AG LOC), 0.300%, 8/5/2009	800,000
1,635,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.500%, 8/6/2009	1,635,000
3,750,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 0.800%, 8/6/2009	3,750,000
4,500,000		Mahoning County, OH, 4.45% BANs, 11/24/2009	4,511,611
4,500,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	4,510,380
6,000,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.700%, 8/6/2009	6,000,000
4,755,000		Marion, OH, 2.75% BANs, 6/23/2010	4,775,739
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.610%, 8/5/2009	7,400,000
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.900%, 8/6/2009	6,250,000
615,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 3.100%, 8/5/2009	615,000
2,335,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 1.450%, 8/6/2009	2,335,000
2,500,000		Mercer County, OH, 2.75% BANs, 3/9/2010	2,507,358
15,000,000	3,4	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.420%, 8/6/2009	15,000,000
3,500,000		Monroe, OH, 2.75% BANs, 3/11/2010	3,510,396
1,224,000		Monroeville Village, OH, 2.35% BANs, 8/26/2009	1,224,205
4,300,000		Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.350%, 8/5/2009	4,300,000
2,900,000		Montgomery County, OH, (Series 2008A), 4.00% Bonds (Miami Valley Hospital), 11/15/2009	2,906,156
1,500,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.510%, 8/6/2009	1,500,000
28,830,000		Montgomery County, OH, (Series 2008B), 0.50% CP (Miami Valley Hospital), Mandatory Tender 11/9/2009	28,830,000
10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 3.050%, 8/6/2009	10,165,000
2,945,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 3.050%, 8/6/2009	2,945,000
1,350,000		North College Hill, OH City School District, 2.75% BANs, 1/19/2010	1,356,215
1,605,000		North Olmsted, OH, 2.00% BANs, 4/1/2010	1,608,675
5,000,000		North Royalton, OH, 1.70% BANs, 2/24/2010	5,013,990
17,900,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.400%, 8/5/2009	17,900,000
15,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/5/2009	15,000,000
20,000,000		Ohio State Higher Educational Facilities, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 2.700%, 8/5/2009	20,000,000
500,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.350%, 8/5/2009	500,000
20,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.350%, 8/3/2009	20,000,000
12,150,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.440%, 8/6/2009	12,150,000
7,900,000		Ohio Waste Development Authority Solid Waste, Refunding (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.380%, 8/3/2009	7,900,000
4,500,000		Ohio Water Development Authority, (Series 2001B) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.380%, 8/3/2009	4,500,000
1,575,000		Olmsted Falls, OH City School District, 2.75% BANs, 1/14/2010	1,580,265
5,000,000		Ottawa & Glandorf, OH LSD, 2.50% BANs, 3/18/2010	5,015,350
2,307,000		Painesville, OH, 2.05% BANs, 3/15/2010	2,313,317
3,000,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.440%, 8/6/2009	3,000,000
3,675,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.330%, 8/5/2009	3,675,000
7,280,000		Richland County, OH, 3.50% BANs, 1/12/2010	7,303,846
4,800,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 0.650%, 8/6/2009	4,800,000
290,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 8/6/2009	290,000
570,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.770%, 8/5/2009	570,000
2,360,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.870%, 8/6/2009	2,360,000
835,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 8/6/2009	835,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 3.100%, 8/5/2009	1,985,000
2,705,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	2,705,000
425,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	425,000
1,245,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/ (FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	1,245,000
1,495,000		Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 3.300%, 8/6/2009	1,495,000
5,750,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.500%, 8/6/2009	5,750,000
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	7,000,000
1,905,000		Trotwood, OH, 3.00% BANs, 3/18/2010	1,910,821
7,205,000		Trumbull County, OH Sewer District, (Series A), 2.75% BANs, 9/30/2009	7,213,714
575,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 4.150%, 8/6/2009	575,000
6,915,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 3.000%, 8/6/2009	6,915,000
1,085,000		Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.600%, 8/6/2009	1,085,000
4,000,000		Warren County, OH Health Care Facilities, (Series 2009) Weekly VRDNs (Otterbein Homes)/ (U.S. Bank, N.A. LOC), 0.300%, 8/6/2009	4,000,000
1,722,000		Warrensville Heights, OH, 2.85% BANs, 9/17/2009	1,723,847
2,352,000		Warrensville Heights, OH, 3.00% BANs, 2/3/2010	2,363,742
3,591,170		Waterville Village, OH, 2.875% BANs, 8/6/2009	3,591,495
2,500,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 2.250%, 8/6/2009	2,500,000
15,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2009	15,000,000
5,985,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 1.000%, 8/5/2009	5,985,000
2,010,000		Woodlawn, OH, 3.625% BANs, 11/25/2009	2,012,319
		TOTAL MUNICIPAL INVESTMENTS—100.7% (AT AMORTIZED COST)5	542,588,958
		OTHER ASSETS AND LIABILITIES—NET—(0.7)%6	(3,896,397)
		TOTAL NET ASSETS---100%	$538,692,561

Securities that are subject to the federal alternative minimum tax (AMT) represent 35.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.8%	0.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $37,073,824, which represented 6.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $37,073,824, which represented 6.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$542,588,958	$---	$542,588,958

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LSD	--Local School District
MFH	--Multi-Family Housing
VRDNs	--Variable Rate Demand Notes

Pennsylvania Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.8%1,2
		Pennsylvania--100.8%
$1,840,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/6/2009	$1,840,000
2,010,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/7/2009	2,010,000
7,520,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 0.470%, 8/6/2009	7,520,000
2,775,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/6/2009	2,775,000
875,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/6/2009	875,000
4,300,000		Allegheny County, PA Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.320%, 8/3/2009	4,300,000
5,715,000		Allegheny County, PA Hospital Development, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/6/2009	5,715,000
14,720,000	3,4	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 8/6/2009	14,720,000
22,215,000		Allegheny County, PA IDA Health & Housing Facilities, (Series B) Daily VRDNs (Longwood at Oakmont, Inc.)/(National City Bank LOC), 0.430%, 8/3/2009	22,215,000
7,855,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	7,855,000
4,705,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.500%, 8/6/2009	4,705,000
1,000,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/ (Wachovia Bank N.A. LOC), 0.340%, 8/3/2009	1,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.450%, 8/5/2009	5,000,000
6,400,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Citibank NA, New York LOC), 0.340%, 8/5/2009	6,400,000
20,135,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Royal Bank of Scotland PLC, Edinburgh LOC), 0.400%, 8/5/2009	20,135,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Key Bank, N.A. LOC), 2.500%, 8/5/2009	28,525,000
205,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 0.640%, 8/5/2009	205,000
2,000,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 8/5/2009	2,000,000
10,000,000		Berks County, PA Municipal Authority, (Series 2009 A-1) Weekly VRDNs (Reading Hospital & Medical Center)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 8/6/2009	10,000,000
2,100,000		Berks County, PA Municipal Authority, (Series 2009 A-2) Weekly VRDNs (Reading Hospital & Medical Center)/(Branch Banking & Trust Co. LIQ), 0.320%, 8/6/2009	2,100,000
1,500,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.320%, 8/6/2009	1,500,000
4,000,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 0.650%, 8/6/2009	4,000,000
2,000,000		Bethel Park, PA, (Series 2009), 3.25% TRANs, 12/31/2009	2,002,027
12,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	12,000,000
280,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 1.150%, 8/5/2009	280,000
5,885,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	5,885,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.400%, 8/6/2009	2,500,000
8,835,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Banknorth N.A. LOC), 0.290%, 8/6/2009	8,835,000
4,015,000		Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 0.580%, 8/6/2009	4,015,000
1,075,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.660%, 8/6/2009	1,075,000
2,670,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/ (Branch Banking & Trust Co. LOC), 0.550%, 8/7/2009	2,670,000
2,750,000		Cheltenham Township, PA, 3.50% TRANs, 12/31/2009	2,758,383
4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 0.800%, 8/6/2009	4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/ (Fulton Bank LOC), 3.000%, 8/6/2009	5,500,000
2,540,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/ (Wilmington Trust Co. LOC), 4.000%, 8/6/2009	2,540,000
10,505,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 1.750%, 8/5/2009	10,505,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.360%, 8/6/2009	1,500,000
4,995,000	3,4	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	4,995,000
905,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/ (Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	905,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/6/2009	7,845,000
4,320,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 1.000%, 8/6/2009	4,320,000
35,000,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.040%, 4/15/2010	35,220,247
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.800%, 8/5/2009	1,600,000
1,185,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/7/2009	1,185,000
7,790,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/7/2009	7,790,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.800%, 8/5/2009	4,645,000
4,000,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.470%, 8/5/2009	4,000,000
7,000,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 1.250%, 8/5/2009	7,000,000
2,955,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 3.000%, 8/6/2009	2,955,000
25,500,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.480%, 8/6/2009	25,500,000
22,500,000		Erie, PA Water Authority, (Series 2006) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.600%, 8/6/2009	22,500,000
2,000,000		Erie, PA Water Authority, (Series 2006A), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	2,020,580
7,000,000		Erie, PA Water Authority, (Series B), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	7,072,030
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 3.000%, 8/6/2009	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 3.000%, 8/6/2009	500,000
2,225,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.660%, 8/6/2009	2,225,000
300,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	300,000
3,000,000		Governor Mifflin, PA School District, 1.25% BANs, 5/15/2010	3,012,867
6,000,000		Hamburg, PA Area School District VRNs, 2.000%, 5/15/2010	6,039,787
245,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	245,000
2,685,000		Keystone Oaks, PA School District, (Series 2009C), 3.00% Bonds, 9/1/2009	2,689,448
19,995,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 8/6/2009	19,995,000
5,785,000		Lancaster County, PA, (Series 2003B) Weekly VRDNs (FSA INS)/(Fulton Bank LIQ), 1.470%, 8/6/2009	5,785,000
1,760,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 8/6/2009	1,760,000
280,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 8/6/2009	280,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 3.000%, 8/6/2009	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 3.000%, 8/6/2009	7,000,000
22,725,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 3.000%, 8/5/2009	22,725,000
7,250,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/ (Fulton Bank LOC), 2.340%, 8/5/2009	7,250,000
1,985,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	1,985,000
600,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/ (Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	600,000
1,420,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.690%, 8/6/2009	1,420,000
5,000,000		Lower Merion, PA School District, (Series A of 2009) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.290%, 8/6/2009	5,000,000
1,000,000		Lower Moreland Township, PA, 3.00% TRANs, 12/31/2009	1,002,035
7,085,000	3,4	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL)/(FHLMC LIQ), 0.690%, 8/6/2009	7,085,000
5,000,000	3,4	Luzerne County, PA IDA, (ROCs Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.510%, 8/6/2009	5,000,000
21,660,000		Manheim, PA CSD, GO LT VRNs, 2.040%, 4/15/2010	21,781,085
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 0.850%, 8/6/2009	4,635,000
20,400,000		Mercersburg Borough, PA General Purpose Authority, (Series A of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 1.850%, 8/5/2009	20,400,000
16,000,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 1.850%, 8/5/2009	16,000,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thueringen LOC), 0.530%, 8/6/2009	16,000,000
1,055,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.660%, 8/5/2009	1,055,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	5,000,000
11,870,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	11,870,000
2,055,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/ (Fulton Bank LOC), 3.300%, 8/6/2009	2,055,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 3.000%, 8/6/2009	5,000,000
400,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.850%, 8/6/2009	400,000
200,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.950%, 8/6/2009	200,000
1,900,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.590%, 8/5/2009	1,900,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.620%, 8/6/2009	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 8/7/2009	11,000,000
8,500,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (PSEG Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/5/2009	8,500,000
6,500,000		Pennsylvania EDFA, (Series 2009A), 0.90% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 12/10/2009	6,500,000
6,500,000		Pennsylvania EDFA, (Series 2009B), 1.25% TOBs (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 10/1/2009	6,500,000
3,810,000	3,4	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.500%, 8/5/2009	3,810,000
10,000,000		Pennsylvania HFA, (Series 2005-90C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.500%, 8/5/2009	10,000,000
3,860,000	3,4	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	3,860,000
6,915,000	3,4	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	6,915,000
1,015,000	3,4	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.520%, 8/6/2009	1,015,000
26,850,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/6/2009	26,850,000
2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 3.250%, 8/6/2009	2,800,000
1,680,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1), 2.65% TOBs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/1/2009	1,680,000
7,955,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.490%, 8/6/2009	7,955,000
1,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 8/6/2009	1,900,000
2,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 8/6/2009	2,900,000
5,330,000	3,4	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 1.250%, 8/6/2009	5,330,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 8/6/2009	10,000,000
14,835,000		Pennsylvania State University, (Series B), 1.50% TOBs, Mandatory Tender 6/1/2010	14,963,005
24,360,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.400%, 8/5/2009	24,360,000
100,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	100,000
6,305,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.750%, 8/3/2009	6,305,000
25,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.300%, 8/6/2009	25,000,000
5,500,000	3,4	Philadelphia, PA Municipal Authority, (Stage Trust 2009-36C) Weekly VRDNs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	5,500,000
8,500,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.400%, 8/6/2009	8,500,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.340%, 8/6/2009	400,000
25,000,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	25,403,118
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 0.700%, 8/5/2009	785,000
7,805,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	7,805,000
19,165,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	19,165,000
10,900,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 8/6/2009	10,900,000
3,435,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.700%, 8/6/2009	3,435,000
3,700,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.350%, 8/5/2009	3,700,000
6,055,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 8/7/2009	6,055,000
3,900,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 2.350%, 8/6/2009	3,900,000
8,795,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.350%, 8/6/2009	8,795,000
3,000,000	3,4	University of Pittsburgh, (Stage Trust Series 2009-38C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.330%, 8/6/2009	3,000,000
6,270,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.550%, 8/6/2009	6,270,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.450%, 8/6/2009	2,500,000
10,700,000		Washington County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.910%, 8/6/2009	10,700,000
1,900,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.350%, 8/6/2009	1,900,000
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 3.500%, 8/6/2009	2,965,000
2,420,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.610%, 8/7/2009	2,420,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.850%, 8/6/2009	2,500,000
		TOTAL MUNICIPAL INVESTMENTS – 100.8% (AT AMORTIZED COST)5	903,924,612
		OTHER ASSETS AND LIABILITIES – NET– (0.8)%6	(7,216,227)
		TOTAL NET ASSETS – 100%	$896,708,385

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.7% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.7%	0.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $61,230,000, which represented 6.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $61,230,000, which represented 6.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$903,924,612	$---	$903,924,612

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CSD	--Central School District
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
LT	--Limited Term
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

Virginia Municipal Cash Trust

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%1,2
		Virginia--99.8%
$6,100,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/ (SunTrust Bank LOC), 1.850%, 8/5/2009	$6,100,000
3,590,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	3,590,000
2,400,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.570%, 8/6/2009	2,400,000
2,115,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 1.850%, 8/5/2009	2,115,000
3,625,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.340%, 8/4/2009	3,625,000
1,310,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,310,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 0.900%, 8/6/2009	8,000,000
8,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.390%, 8/6/2009	8,000,000
6,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.410%, 8/6/2009	6,000,000
17,835,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 3.750%, 8/6/2009	17,835,000
715,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/6/2009	715,000
12,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/6/2009	12,000,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 1.000%, 8/5/2009	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.610%, 8/6/2009	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.390%, 8/6/2009	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 8/6/2009	4,400,000
4,795,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 0.640%, 8/5/2009	4,795,000
1,830,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 1.800%, 8/5/2009	1,830,000
7,540,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/7/2009	7,540,000
14,460,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 8/5/2009	14,460,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.250%, 8/5/2009	2,900,000
8,435,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 0.950%, 8/5/2009	8,435,000
15,230,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 1.250%, 8/4/2009	15,230,000
35,000,000		Fairfax County, VA IDA, (Series 2009B-2), 0.55% TOBs (Inova Health System), Mandatory Tender 4/12/2010	35,000,000
7,045,000	3,4	Fairfax County, VA IDA, ROCs (Series R-11772) Weekly VRDNs (Inova Health System)/ (Citibank NA, New York LIQ), 0.390%, 8/6/2009	7,045,000
17,805,000		Fairfax County, VA Redevelopment and Housing Authority, (Series 2008B), 4.00% BANs (Fairfax County, VA), 10/1/2009	17,849,992
2,780,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.370%, 8/5/2009	2,780,000
2,200,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.450%, 8/6/2009	2,200,000
6,965,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 8/6/2009	6,965,000
4,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.20% CP (Virginia Electric & Power Co.), Mandatory Tender 10/8/2009	4,500,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.490%, 8/6/2009	4,880,000
6,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.350%, 8/5/2009	6,500,000
14,760,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/ (U.S. Bank, N.A. LOC), 0.220%, 8/5/2009	14,760,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.420%, 8/6/2009	7,500,000
1,450,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 1.850%, 8/5/2009	1,450,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,855,000
2,955,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/ (SunTrust Bank LOC), 2.250%, 8/5/2009	2,955,000
1,050,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.370%, 8/6/2009	1,050,000
11,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/ (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 8/5/2009	11,400,000
21,100,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.550%, 8/5/2009	21,100,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.550%, 8/6/2009	11,040,000
4,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 8/6/2009	4,000,000
4,350,000		Lynchburg, VA IDA, (Series 2004 E) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.850%, 8/6/2009	4,350,000
1,000,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/ (Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.65% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	10,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	5,000,000
4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.500%, 8/6/2009	4,000,000
4,310,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 0.240%, 8/3/2009	4,310,000
2,450,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	2,450,000
1,790,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/ (SunTrust Bank LIQ), 1.850%, 8/5/2009	1,790,000
4,000,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 2.150%, 8/6/2009	4,000,000
6,425,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	6,425,000
10,805,000	3,4	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.310%, 8/6/2009	10,805,000
34,500,000		Norfolk, VA IDA, 0.45% CP (Sentara Health Systems Obligation Group), Mandatory Tender 9/10/2009	34,500,000
5,000,000		Norfolk, VA, (Series 2008C), 5.00% Bonds, 4/1/2010	5,137,245
2,500,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.550%, 8/5/2009	2,500,000
900,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.610%, 8/6/2009	900,000
5,400,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	5,400,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	3,000,000
5,100,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 2.050%, 8/5/2009	5,100,000
2,350,000		Prince William County, VA, 2.50% Bonds, 8/1/2009	2,350,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.730%, 8/6/2009	695,000
10,000,000		Richmond, VA IDA, (Series 2005) Daily VRDNs (Church Schools in the Diocese of Virginia)/ (SunTrust Bank LOC), 0.450%, 8/3/2009	10,000,000
4,875,000	3,4	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.460%, 8/6/2009	4,875,000
3,720,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 2.050%, 8/5/2009	3,720,000
1,745,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 2.050%, 8/5/2009	1,745,000
2,860,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.300%, 8/3/2009	2,860,000
18,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 8/3/2009	18,000,000
7,950,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(SunTrust Bank LIQ), 0.600%, 8/3/2009	7,950,000
19,015,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/ (Regions Bank, Alabama LOC), 3.750%, 8/5/2009	19,015,000
1,145,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank N.A. LOC), 0.440%, 8/6/2009	1,145,000
2,880,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.470%, 8/6/2009	2,880,000
3,395,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	3,395,000
820,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC), 0.540%, 8/6/2009	820,000
5,755,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 1.850%, 8/5/2009	5,755,000
2,635,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 2.100%, 8/5/2009	2,635,000
4,195,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 1.900%, 8/5/2009	4,195,000
10,500,000		Virginia College Building Authority, (Series A), 0.80% TOBs (University of Richmond), Mandatory Tender 3/1/2010	10,500,000
6,500,000		Virginia College Building Authority, (Series B), 0.80% TOBs (University of Richmond), Mandatory Tender 2/1/2010	6,500,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.50% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 9/14/2009	10,000,000
1,580,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 2.900%, 8/5/2009	1,580,000
1,320,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.610%, 8/6/2009	1,320,000
800,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	800,000
1,800,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 1.850%, 8/5/2009	1,800,000
4,000,000		Virginia State Housing Development Authority, (Series 2005A A-3), 3.40% Bonds, 10/1/2009	4,012,512
2,000,000		Virginia State Housing Development Authority, (Subseries E-1), 4.00% Bonds, 4/1/2010	2,029,482
3,810,000	3,4	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	3,810,000
2,000,000	3,4	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	2,000,000
2,030,000	3,4	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 0.430%, 8/5/2009	2,030,000
890,000	3,4	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 0.430%, 8/5/2009	890,000
6,150,000	3,4	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.430%, 8/5/2009	6,150,000
7,575,000		Virginia State Public School Authority, (Series 2003B), 5.00% Bonds, 8/1/2010	7,912,315
4,000,000		Virginia State, (Series A), 2.00% Bonds, 6/1/2010	4,053,760
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.400%, 8/5/2009	3,162,000
1,900,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 0.640%, 8/6/2009	1,900,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)5	594,637,306
		OTHER ASSETS AND LIABILITIES – NET—0.2%6	1,457,649
		TOTAL NET ASSETS—100%	$596,094,955

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.7% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.2%	0.8%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2009, these restricted securities amounted to $37,605,000, which represented 6.3% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $37,605,000, which represented 6.3% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,   etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Short-Term Municipals	$---	$594,637,306	$---	$594,637,306

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Money Market Obligations Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                       /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      September 21, 2009

By                           /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      September 21, 2009